Securities Act Registration No. 333-21962
Investment Company Act Registration No. 811-138045

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 5	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 6	☒

(Check appropriate box or boxes.)

Epiphany Funds
(Exact Name of Registrant as Specified in Charter)

306 W. 7th Street
Suite 616
Fort Worth, Texas  76102
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 944-4606

Samuel J. Saladino III
306 W. 7th Street
Suite 616
Fort Worth, Texas  76102

 (Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser
Thompson Hine LLP
312 Walnut Street, 14th floor
Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐  Immediately upon filing pursuant to paragraph (b)

☐  On [date] pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  On (date) pursuant to paragraph (a)(1)

☒  75 days after filing pursuant to paragraph (a)(2)

☐  On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
February __, 2010

Epiphany FFV Fund
(Class A ticker symbol)
(Class C ticker symbol)
Epiphany FFV Focused Fund
(Class A ticker symbol)
(Class C ticker symbol)
Epiphany FFV Strategic Income Fund
(Class A ticker symbol)
(Class C ticker symbol)
Epiphany Core Equity Fund
(Class A ticker symbol)
(Class C ticker symbol)

Class A and C Shares

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission (SEC), and the SEC has not determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

FUND SUMMARIES	1

EPIPHANY FFV FUND	1
EPIPHANY FFV FOCUSED FUND	7
EPIPHANY FFV STRATEGIC INCOME FUND	13
EPIPHANY CORE EQUITY FUND	20

FUND DETAILS	25

INVESTMENT STRATEGY INFORMATION	25
INVESTMENT RISK INFORMATION
FUND OPERATIONS	28

INVESTING WITH EPIPHANY	33

CHOOSING A CLASS OF SHARES	33
OPENING AN ACCOUNT	34
EXCHANGING SHARES	37
REDEEMING SHARES	37
DISTRIBUTION PLAN	40
CALCULATING SHARE PRICE	40
DIVIDENDS, DISTRIBUTIONS, AND TAXES	41

FINANCIAL HIGHLIGHTS	44

PRIVACY POLICY	45

FOR MORE INFORMATION, SEE BACK COVER

Epiphany Funds Prospectus Class A & C	Page 0

FUND SUMMARIES

EPIPHANY FFV FUND

Investment Objective

The Epiphany FFV Fund seeks long-term growth of capital from investments in companies whose business activities and practices are consistent with Christian moral and ethical principles.  FFV in the title of the Fund refers to Faith and Family Values and represents the underlying theme of the social screening.

Fees and Expenses

The tables describe the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investment with Epiphany" section of the Fund's prospectus and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees (paid directly from your investment):

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	None	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund operating expenses (expenses deducted from Fund assets):
	[TO BE UPDATED]
	Epiphany FFV Fund
	Class A	Class C
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	1.00%
Acquired Funds Fees and Expenses	0.10%	0.10%
Other Expenses (1)	9.53%	9.38%
Total Annual Fund Operating Expenses	10.63%	11.23%
Fee Waiver	9.03%	8.88%
Net Annual Fund Operating Expenses	1.60%	2.35%

1)
The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares through February 28, 2012.  The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Epiphany Funds Prospectus Class A & C	Page 1

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Epiphany FFV Fund – Class A	[to be updated]	[to be updated]	[to be updated]	[to be updated]
Epiphany FFV Fund – Class C (no redemption)	[to be updated]	[to be updated]	[to be updated]	[to be updated]
Epiphany FFV Fund – Class C (full redemption at end of period)	[to be updated]	[to be updated]	[to be updated]	[to be updated]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund portfolio turnover rate was [update%].

Principal Investment Strategy

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the Catholic Scorecard™, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  The starting universe from which equity securities are selected is the largest 1000 stocks, based on market capitalization, traded on domestic U.S. securities markets.  The Catholic Scorecard™ is then applied to the eligible securities.  The Catholic Scorecard™ is based on the moral and social justice teachings of the Catholic Church.  Prior to February [--], 2010, the Fund was known as the Epiphany Faith and Family Values 100 Fund.

According to the Catholic Scorecard™, securities of companies will generally be excluded from the Fund if the companies:

•	Directly participate in abortion;
•	Manufacture contraceptives;
•	Engage in scientific research on human fetuses or embryos;
•	Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations in the past 2 calendar years;
•	Produce pornographic media content;
•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

Epiphany Funds Prospectus Class A & C	Page 2

•	Sponsor organizations that promote legislation which undermines traditional families.

From these eligible securities, the portfolio managers select approximately 100 equity securities for the Fund's portfolio.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the Catholic Scorecard™.  The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the Catholic Scorecard™ is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate associated trading costs associated with the sale of the security.  The Fund may also hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.  In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.  These other equity securities will not be subject to the Catholic Scorecard™.

Principal Risks

BECAUSE THE SECURITIES THE FUND HOLDS FLUCTUATE IN PRICE, THE VALUE OF YOUR INVESTMENT IN THE FUND WILL GO UP AND DOWN.  YOU COULD LOSE MONEY.  AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR OTHER GOVERNMENT AGENCY.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, closed-end funds and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invest may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Epiphany Funds Prospectus Class A & C	Page 3

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund (formerly known as the Epiphany Faith and Family Values 100 Fund) by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. [TO BE UPDATED BY SUBSEQUENT AMENDMENT]

During the period shown in the bar chart, the highest return for a quarter was (0.58)% (quarter ended June 30, 2008) and the lowest return for a quarter was (22.41)% (quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2009)

	One Year	Since Inception (1/8/2007)
Epiphany FFV Return Before Taxes	[to be updated]	[to be updated]
Return After Taxes On Distributions	[to be updated]	[to be updated]
Return After Taxes On Distributions And Sale Of Fund Shares	[to be updated]	[to be updated]
S&P 500 (1)	[to be updated]	[to be updated]
Domini 400 Social Index (2)	[to be updated]	[to be updated]

(1) The S&P 500 Total Return Index is a widely recognized, unmanaged index of common stocks prices, which reflects no deductions for fees, expenses or taxes. Investors cannot invest directly in the Index.

(2) The Domini 400 SocialSM Index is a float-adjusted, market-capitalization-weighted, common stock index of U.S. equities. It is a widely recognized benchmark for measuring the impact of social and environmental screening on investment portfolios. The Domini 400 SocialSM Index reflects no deductions for fees, expenses or taxes.  Investors cannot invest directly in the Domini 400 SocialSM Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

The Investment Adviser

Trinity Fiduciary Partners LLC (“Trinity”) is the Fund’s investment adviser and is responsible for the investment decisions for the Fund.

Trinity has engaged the services of Dana Investment Advisors, Inc. 15800 W. Bluemound Road, Suite 250 Brookfield, WI 53005-6026 to provide day-to-day investment advisory services to the Fund.

Epiphany Funds Prospectus Class A & C	Page 4

Portfolio Managers

The Fund is advised by a team of portfolio managers that consists of Samuel J. Saladino, CEO and Portfolio Manager of Trinity Fiduciary Partners and Duane Roberts, Senior Vice President, Equity Portfolio Manager for  Dana Investment Advisors, Inc.  Mr. Saladino has acted as the Fund's portfolio manager since June, 2008.  Mr. Roberts has served as a portfolio manager to the Fund since February, 2010.

Purchase and Sale of Fund Shares

The minimum investment for Class A and Class C shares is $1,000, with minimum subsequent investments of $250.  You may make automatic monthly investments ($100 minimum per purchase) in the Fund from your bank or savings account with no required minimum investment.

You may sell (redeem) your shares by mail by sending your request to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

You may also redeem your shares by calling the transfer agent at 1-877-977-3747.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  The Fund may produce capital gains even if they do not have income to distribute and performance has been poor.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Financial Intermediary

In addition to payments made by the Fund pursuant to the Fund’s Rule 12b-1 Plan, Trinity may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Epiphany Funds Prospectus Class A & C	Page 5

EPIPHANY FFV FOCUSED FUND

Investment Objective

The Epiphany FFV Focused Fund seeks long-term growth of capital from investments in companies whose business activities and practices are consistent with Christian moral and ethical principles.  FFV in the title of the Fund refers to Faith and Family Values and represents the underlying theme of the social screening.

Fees and Expenses

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investment with Epiphany" section of the Fund's prospectus and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees (paid directly from your investment):

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	None	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund operating expenses (expenses deducted from Fund assets):
	[TO BE UPDATED]
	Epiphany FFV Focused Fund
	Class A	Class C
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	1.00%
Acquired Funds Fees and Expenses
Other Expenses (1)	0.50%	0.50%
Total Annual Fund Operating Expenses
Fee Waiver (2)
Net Annual Fund Operating Expenses	1.50%	2.25%

1)	Other Expenses are based on estimated amounts for the current fiscal year.

2)
The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares through February 28, 2012. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Epiphany Funds Prospectus Class A & C	Page 6

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Epiphany FFV Focused Fund – Class A	$	$
Epiphany FFV Focused Fund – Class C (no redemption)	$	$
Epiphany FFV Focused Fund – Class C (full redemption at end of period)	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategy

The Epiphany FFV Focused Fund seeks to achieve its investment objective through investment in equity securities of companies that pass the Catholic Scorecard™, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  The starting universe from which equity securities are selected is the largest 1000 stocks, based on market capitalization, traded on domestic U.S. securities markets.  The Catholic Scorecard™ is then applied to these securities.  The Catholic Scorecard™ is then applied to the eligible securities.  The Catholic Scorecard™ is based on the moral and social justice teachings of the Catholic Church.  Then the Fund's sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), uses a disciplined, risk controlled investment process to select the Fund's holdings.  The investment process is a sector-neutral relative-value approach that has been used by the Sub-Adviser in managing its other accounts since 1999.

According to the Catholic Scorecard™, companies will generally be excluded from the Fund that:

•	Directly participate in abortion;
•	Manufacture contraceptives;
•	Engage in scientific research on human fetuses or embryos;
•	Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations in the past 2 calendar years;
•	Produce pornographic media content;

Epiphany Funds Prospectus Class A & C	Page 7

•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;
•	Sponsor organizations that promote legislation which undermines traditional families.

From these eligible securities, the portfolio managers select securities for the Fund's portfolio.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the Catholic Scorecard™.  The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the Catholic Scorecard™ is at the discretion of the Adviser and Sub-Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate associated trading costs associated with the sale of the security.  The Fund may also hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.

The Sub-Adviser employs  a risk-controlled relative-value equity strategy.  The Fund’s portfolio is intended to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market.  The investment process is a hybrid of quantitative and fundamental techniques.  Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns.

The stocks held in the Epiphany FFV Focused Fund will generally be a subset of those in the Epiphany FFV Fund, typically 50 to 55 stocks.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Principal Risks

BECAUSE THE SECURITIES THE FUND HOLDS FLUCTUATE IN PRICE, THE VALUE OF YOUR INVESTMENT IN THE FUND WILL GO UP AND DOWN.  YOU COULD LOSE MONEY.  AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR OTHER GOVERNMENT AGENCY.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, closed-end funds and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Epiphany Funds Prospectus Class A & C	Page 8

Investment Style Risk.  The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invest may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

Moral Investing Risk.  The Adviser or Sub-Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser or Sub-Adviser made decisions based solely on investment considerations.

No History of Operations. The Fund is a new mutual fund and has no history of operation.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Sector Risk.  The Fund’s portfolio may be over-weighted in certain sectors, therefore any negative development affecting those sectors will have a greater impact on the Fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations.  In the future, the Fund's performance will be provided in this section.

The Investment Adviser

Trinity Fiduciary Partners LLC (“Trinity”) is the Fund’s investment adviser and is responsible for oversight of the investment decisions for the Fund.

Trinity has engaged the services of Dana Investment Advisors, Inc. as sub-adviser to provide day-to-day investment advisory services to the Fund.

Portfolio Managers

The Fund is advised by a team of portfolio managers that consists of Samuel J. Saladino, CEO and Portfolio Manager of Trinity Fiduciary Partners and Duane Roberts, Senior Vice President, Equity Portfolio Manager for  Dana Investment Advisors, Inc.  Each member of the investment team has served as a portfolio manager since the Fund's inception.

Epiphany Funds Prospectus Class A & C	Page 9

Purchase and Sale of Fund Shares

The minimum investment for Class A and Class C shares is $1,000, with minimum subsequent investments of $250.  You may make automatic monthly investments ($100 minimum per purchase) in the Fund from your bank or savings account with no required minimum investment.

You may sell (redeem) your shares by mail by sending your request to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

You may also redeem your shares by calling the transfer agent at 1-877-977-3747.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  The Fund may produce capital gains even if they do not have income to distribute and performance has been poor.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Financial Intermediary

In addition to payments made by the Fund pursuant to the Fund’s Rule 12b-1 Plan, Trinity may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Epiphany Funds Prospectus Class A & C	Page 10

EPIPHANY FFV STRATEGIC INCOME FUND

Investment Objective

The Epiphany FFV Strategic Income Fund seeks income from investments in income-producing securities issued by corporations whose business activities and practices are consistent with Christian moral and ethical principles, and government fixed income securities.  FFV in the title of the Fund refers to Faith and Family Values and represents the underlying theme of the social screening.

Fees and Expenses

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investment with Epiphany" section of the Fund's prospectus and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees (paid directly from your investment):

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	None	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund operating expenses (expenses deducted from Fund assets):
	[TO BE UPDATED]
	Epiphany FFV Strategic Income Fund
	Class A	Class C
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.00%
Acquired Funds Fees and Expenses
Other Expenses (2)	0.25%	0.25%
Total Annual Fund Operating Expenses
Fee Waiver
Net Annual Fund Operating Expenses	1.00%	0.75%

1)	Other Expenses are based on estimated amounts for the current fiscal year.

2)
The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.00% of the average daily net assets for Class A shares and 1.75% of the average daily net assets of Class C shares through February 28, 2012.  The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Epiphany Funds Prospectus Class A & C	Page 11

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Epiphany FFV Strategic Income Fund – Class A
Epiphany FFV Strategic Income Fund – Class C (no redemption)
Epiphany FFV Strategic Income Fund – Class C (full redemption at end of period)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Investment Strategy

The Epiphany FFV Strategic Income Fund seeks to achieve its investment objective through investment in any income-producing securities issued by companies that pass the Catholic Scorecard™, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC.  Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds, closed end funds or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index.  The Fund may also invest in inverse ETFs for hedging purposes.  In the case of corporate bonds, preferred stocks and convertible stocks, the Catholic Scorecard™ is then applied to the eligible securities.  The Catholic Scorecard™ is based on the moral and social justice teachings of the Catholic Church.  Then the Fund's sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), uses a disciplined, risk-controlled investment process to select the Fund's holdings.  The Fund may also invest in fixed income securities issued by U.S. and foreign governments and their agencies.  The Catholic Scorecard™ is not applied to government issued securities, derivative instruments or other investment companies in which the Fund may invest. The investment process is a relative-value approach to fixed income that seeks a relatively high level of income in a risk-managed manner.

According to the Catholic Scorecard™, companies will generally be excluded from the Fund that:

•	Directly participate in abortion;

Epiphany Funds Prospectus Class A & C	Page 12

•	Manufacture contraceptives;
•	Engage in scientific research on human fetuses or embryos;
•	Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations in the past 2 calendar years;
•	Produce pornographic media content;
•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;
•	Sponsor organizations that promote legislation which undermines traditional families.

Whether to hold or sell a security in the Fund that no longer passes the Catholic Scorecard™ is at the discretion of the Adviser and Sub-Adviser who may opt to hold the security based on the security's anticipated level of income or as a means to defer or eliminate costs associated with the sale of the security.  The portfolio managers may also sell a security when the portfolio managers determine that the creditworthiness is not longer consistent with the portfolio manager's risk tolerance or if other eligible securities offer a more attractive investment opportunity.  The Fund may also hold cash in addition to the income-producing securities, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.

The Fund’s Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

•	Discounted price to potential market value
•	Improving credit profiles yet unrecognized by the market
•	Yield advantage relative to its benchmark

The Fund’s Sub-Adviser may maintain a core of the Fund’s investments in certain corporate and government bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund generally seeks to maintain a high level of diversification as a form of risk management.

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and foreign debt instruments, including those in emerging markets.  The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks.  In addition to income-producing securities, from time to time the Fund may purchase other securities such as real estate investment trusts ("REITs"), publicly traded partnerships, mainly as an alternative to holding cash prior to investment.  These other equity securities will not be subject to the Catholic Scorecard™.  The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

The Fund's portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add value. The Sub-Adviser will also evaluate the credit worthiness of issuers using bottom-up, fundamental analysis.

Epiphany Funds Prospectus Class A & C	Page 13

Principal Risks

BECAUSE THE SECURITIES THE FUND HOLDS FLUCTUATE IN PRICE, THE VALUE OF YOUR INVESTMENT IN THE FUNDS WILL GO UP AND DOWN.  YOU COULD LOSE MONEY.  AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR OTHER GOVERNMENT AGENCY.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Convertible Security Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, closed-end funds and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.    Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Government Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

High Yield Securities Risk.  The Fund may invest in high yield securities, also known as "junk bonds."  High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of the Fund to sell high yield securities.

Epiphany Funds Prospectus Class A & C	Page 14

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Investment Style Risk.  The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Moral Investing Risk.  The Adviser and Sub-Adviser invests in securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Preferred Stocks Risk.  Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sovereign Obligation Risk.  The Fund may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations.  In the future, the Fund's performance will be provided in this section.

The Investment Adviser

Trinity Fiduciary Partners LLC (“Trinity”) is the Fund’s investment adviser and oversees the investment decisions for the Fund.

Trinity has engaged the services of Dana Investment Advisors, Inc. as sub-adviser to provide day-to-day investment advisory services to the Fund.

Portfolio Managers

The Fund is advised by a team of portfolio managers which consists of Samuel J. Saladino, CEO and Portfolio Manager of Trinity Fiduciary Partners, LLC, Michael Honkamp, Senior Vice President, Portfolio Manager of Dana Investment Advisors, Inc. and J. Joseph Veranth, Chief Investment Officer, Portfolio Manager of Dana Investment Advisors, Inc.  Each of the individuals has served as a member of the investment team since the Fund's inception.

Epiphany Funds Prospectus Class A & C	Page 15

Purchase and Sale of Fund Shares

The minimum investment for Class A and Class C shares is $1,000, with minimum subsequent investments of $250.  You may make automatic monthly investments ($100 minimum per purchase) in the Fund from your bank or savings account with no required minimum investment.

You may sell (redeem) your shares by mail by sending your request to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

You may also redeem your shares by calling the transfer agent at 1-877-977-3747.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  The Fund may produce capital gains even if they do not have income to distribute and performance has been poor.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Financial Intermediary

In addition to payments made by the Fund pursuant to the Fund’s Rule 12b-1 Plan, Trinity may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Epiphany Funds Prospectus Class A & C	Page 16

EPIPHANY CORE EQUITY FUND

Investment Objective

The Epiphany Core Equity Fund seeks long-term growth of capital.

Fees and Expenses

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (paid directly from your investment):

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.00%	None
Maximum Deferred Sales Charge (Load)	None	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (As a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund operating expenses (expenses deducted from Fund assets):
	[TO BE UPDATED]
	Epiphany Core Equity Fund
	Class A	Class C
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	1.00%
Acquired Funds Fees and Expenses
Other Expenses (2)	0.50%	0.50%
Total Annual Fund Operating Expenses
Fee Waiver
Net Annual Fund Operating Expenses	1.50%	2.25%

1)	As this Fund has no actual expenses for the previous year, these numbers are the maximum expenses to be paid.

2)
The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares through February 28, 2012. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in a Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Epiphany Funds Prospectus Class A & C	Page 17

	One Year	Three Years
Epiphany Core Equity Fund – Class A
Epiphany Core Equity Fund – Class C (no redemption)
Epiphany Core Equity Fund – Class C (full redemption at end of period)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Investment Strategy

The Epiphany Core Equity Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by Dana Investment Advisors, Inc., the Fund's investment sub-adviser (the “Sub-Adviser”) since 1999.

The Sub-Adviser employs a risk-controlled relative-value equity strategy. The starting universe of equity securities in which the Fund may invest includes the largest 700 companies, based on market capitalization, traded on domestic securities exchanges. The Fund portfolio is designed to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market. The investment process is a hybrid of quantitative and fundamental techniques. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company's fundamentals  are no longer compatible with the Fund's objectives or when other securities offer a more attractive investment opportunity.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Principal Risks

BECAUSE THE SECURITIES THE FUND HOLDS FLUCTUATE IN PRICE, THE VALUE OF YOUR INVESTMENT IN THE FUND WILL GO UP AND DOWN.  YOU COULD LOSE MONEY.  AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR OTHER GOVERNMENT AGENCY.

Epiphany Funds Prospectus Class A & C	Page 18

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, closed-end funds and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Funds invest may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations.  In the future, the Fund's performance will be provided in this section.

The Investment Adviser

Trinity Fiduciary Partners LLC (“Trinity”) is the Fund’s investment adviser and is responsible for overseeing investment decisions for the Fund.

Trinity has engaged the services of Dana Investment Advisors, Inc. as sub-adviser to provide day-to-day investment advisory services to the Fund.

Portfolio Managers

The Fund is advised by a team of portfolio managers which consists of Duane Roberts, CEO and Portfolio Manager of Dana Investment Advisors, Inc., Greg Dahlman, Senior Vice President, Portfolio Manager of Dana Investment Advisors, Inc. and David Stamm, Vice President, Portfolio Manager of Dana Investment Advisors, Inc.  Each of the individuals has served as a member of the investment team since the Fund's inception.

Epiphany Funds Prospectus Class A & C	Page 19

Purchase and Sale of Fund Shares

The minimum investment for Class A and Class C shares is $1,000, with minimum subsequent investments of $250.  You may make automatic monthly investments ($100 minimum per purchase) in the Fund from your bank or savings account with no required minimum investment.

You may sell (redeem) your shares by mail by sending your request to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

You may also redeem your shares by calling the transfer agent at 1-877-977-3747.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  The Fund may produce capital gains even if they do not have income to distribute and performance has been poor.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Financial Intermediary

In addition to payments made by the Fund pursuant to the Fund’s Rule 12b-1 Plan, Trinity may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Epiphany Funds Prospectus Class A & C	Page 20

FUND DETAILS

INVESTMENT STRATEGY INFORMATION

Epiphany FFV Fund

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the Catholic Scorecard™, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  The starting universe from which equity securities are selected is the largest 1000 stocks, based on market capitalization, traded on domestic U.S. securities markets.  The Catholic Scorecard™ is then applied to the eligible securities.  The Catholic Scorecard™ is based on the moral and social justice teachings of the Catholic Church.  Prior to February [--], 2010, the Fund was known as the Epiphany Faith and Family Values 100 Fund.

From these eligible securities, the portfolio managers select approximately 100 equity securities for the Fund's portfolio.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the Catholic Scorecard™.  The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the Catholic Scorecard™ is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate associated trading costs associated with the sale of the security.  The Fund may also hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Epiphany FFV Focused Fund

The Epiphany FFV Focused Fund seeks to achieve its investment objective through investment in publicly-traded equity securities that pass the Catholic Scorecard™, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  The starting universe from which equity securities are selected is the largest 1000 stocks, based on market capitalization, traded on domestic U.S. securities markets.  The Catholic Scorecard™ is then applied to the eligible securities.  The Catholic Scorecard™ is based on the moral and social justice teachings of the Catholic Church.  Then the Fund's Sub-Adviser, uses a disciplined, risk controlled investment process to select the Fund's holdings.  The investment process is a sector-neutral relative-value approach that has been used by the Sub-Adviser in managing its other accounts since 1999.

The Epiphany FFV Focused Fund employs the Sub-Adviser's risk-controlled relative-value equity strategy with significant social screening.  The Fund’s portfolio is designed to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market.  The investment process is a hybrid of quantitative and fundamental techniques.  Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

Epiphany Funds Prospectus Class A & C	Page 21

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns.

The stocks held in the Epiphany FFV Focused Fund will generally be a subset of those in the Epiphany FFV Fund, typically 50 to 55 stocks.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Epiphany FFV Strategic Income Fund

The Epiphany FFV Strategic Income Fund seeks to achieve its investment objective through investment in income-producing securities that pass the Catholic Scorecard™, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC.  Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds, closed end funds or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index.  The Fund may also invest in inverse ETFs for hedging purposes.  In the case of corporate bonds, preferred stocks and convertible stocks, the Catholic Scorecard™ is then applied to the eligible securities.   The Catholic Scorecard™ is then applied to the eligible securities.  The Catholic Scorecard™ is based on the moral and social justice teachings of the Catholic Church.  Then the Fund's Sub-Adviser uses a disciplined, risk-controlled investment process to select the Fund's holdings.  The Fund may also invest in fixed income securities issued by U.S. and foreign governments and their agencies. The investment process is a relative-value approach to fixed income that seeks a relatively high level of income in a risk-managed manner.

The Fund’s Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

•	Discounted price to potential market value
•	Improving credit profiles yet unrecognized by the market
•	Yield advantage relative to its benchmark

The Fund’s Sub-Adviser may maintain a core of the Fund’s investments in certain corporate and government bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund generally seeks to maintain a high level of diversification as a form of risk management.

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and foreign debt instruments, including those in emerging markets.  The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

The Fund may also invest in Rule 144A securities, structured notes, and zero-coupon bonds.

Epiphany Funds Prospectus Class A & C	Page 22

At certain times, the Fund may take positions in futures, swaps (including credit default swaps) and other derivatives.

The Faith and Family Values Funds of the Epiphany Funds Trust; Epiphany FFV Fund, Epiphany FFV Focused Fund, and Epiphany FFV Strategic Income Fund will all use the Catholic Scorecard™ to screen investments.  The Adviser developed this proprietary screening methodology based on the moral and social justice teachings of the Catholic Church. According to the Catholic Scorecard™, companies will be excluded from the Fund that:

•
Directly participate in abortion through  (1) the manufacture of abortifacients made specifically for and marketed for the purpose of enabling abortion; (2) own and/or operate facilities, including hospitals, that perform abortions; (3) health insurance companies that provide coverage for abortions; or (4) evidence of financial contribution to organizations that provide abortions;

•	Manufacture contraceptives;
•
Engage in scientific research on human fetuses or embryos that (1) results in the end of pre-natal human life; or (2) makes use of tissue derived from abortions or other life-ending activities; Specific activities include:  a) embryonic stem cell research (ESCR); b) fetal tissue research or stem cell research derived from embryos; c) human cloning;

•	Have received cumulative fines or legal judgments in excess of $1 million relating to employee discrimination or human rights abuses in the past 2 calendar years;
•	Have received cumulative fines or legal judgments in excess of $1 million relating to employee health or safety in the past 2 calendar years;
•	Have received cumulative fines or legal judgments in excess of $1 million relating to environmental violations in the past 2 calendar years;
•
Produce pornographic media content, including movies, video games and television programs, sexually-explicit videos, publications and software; topless bars; and sexually-oriented telephone and internet services;

•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;
•	Sponsor organizations that promote legislation which undermines traditional families.

In addition to these exclusion criteria, the Scorecard provides another dimension of screening, which allows other positive and negative attributes of a company to be reviewed.  Positive elements include: non-embryonic stem cell research; pro-family business practices and policies; and strong, shareholder-friendly corporate governance.  Negative elements include:  manufacture of alcohol; manufacture of tobacco products; involvement in gambling, excessive executive compensation; distribution of pornographic media; distribution of contraceptives; and production and/or distribution of media with anti-family themes.  In order to pass the Catholic Scorecard™, a company must have no exclusions and have enough positive elements to offset any negative elements.

The Epiphany FFV Fund, Epiphany FFV Focused Fund, and the FFV Strategic Income Fund will also engage in a strategy of active corporate participation with regard to their stock holdings.  The Funds will exercise their normal shareholder responsibilities, especially casting informed votes on proxies and shareholders’ resolutions in accord with its proxy voting guidelines (which are contained in the Funds’ Statement of Additional Information).  The goal of this strategy is to seek to influence corporate culture and to shape corporate policies in a manner that is consistent, in the Adviser's judgment, with the financial and moral goals of the Funds’ shareholders.   In addition to proxy voting, these activities may include dialogue with corporate leadership, initiating or supporting shareholder resolutions, working with various religious and other groups who are working for corporate responsibility, and writing letters to corporate executives and board members to advocate specific steps or to support or raise objections to a corporation’s activities and/or policies.

Epiphany Funds Prospectus Class A & C	Page 23

Epiphany Core Equity Fund

The Epiphany Core Equity Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral relative-value approach that has been used by the Sub-Adviser since 1999.

The Fund employs a risk-controlled relative-value equity strategy. The Fund portfolio is designed to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market.  The starting universe of equity securities in which the Fund may invest includes the largest 700 companies, based on market capitalization, traded on domestic securities exchanges.  The investment process is a hybrid of quantitative and fundamental techniques. Stocks comprising the eligible universe are screened using three proprietary statistical models. These models rank each stock based on valuation, valuation relative to growth, and earnings momentum. All models are scored on a sector-relative basis. The outputs of these three quantitative models, as well as a fourth rank that is a composite of the other three, are used to focus our fundamental analyses of specific equities. Fundamental analysis of each potential investment opportunity follows traditional "Graham and Dodd" financial statement analysis. Individual securities in the Fund are chosen after rigorous fundamental analysis intended to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns.

Strategy Information Applicable to All Funds

The investment objectives of the Funds may be changed without shareholder approval; however, you will be given advance notice of any changes.  Information about the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is included in the Statement of Additional Information.

From time to time, the Funds may hold all or a portion of its assets in cash or cash equivalents pending investment, when investment opportunities are limited, or when attempting to respond to adverse market, economic, political or other conditions.  Cash equivalents include certificates of deposit; short term, high quality taxable debt securities; money market funds and repurchase agreements.  If the Funds invest in shares of a money market fund or other investment company, the shareholders of the Funds generally will be subject to duplicative management fees.  These temporary defensive positions may be inconsistent with the Funds’ principal investment strategy and, as a result of engaging in these temporary measures, the Funds may not achieve their investment objective.

INVESTMENT RISK INFORMATION

Risk Information Applicable to All Funds

ETF and Other Investment Company Risk.  ETFs and other investment companies, including open-end and closed-end mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, to the extent the Fund invests in ETF and other investment companies, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and other investment company is subject to its own specific risks, depending on the nature of the fund.

Epiphany Funds Prospectus Class A & C	Page 24

Mutual Fund Risk.  Mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing will be higher than the cost of investing directly in a mutual fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Mutual funds are also subject management risk because the adviser to the underlying mutual fund may be unsuccessful in meeting the fund's investment objective and may temporarily pursue strategies which are inconsistent with the Fund's investment objective.

Closed-end Fund Risk.  The value of the shares of closed-end funds may be lower than that value of the portfolio securities held by the closed-end fund.  Closed-end funds may trade infrequently, with small volume, which may make it difficult for the Fund to buy and sell shares.  Also, the market price of closed-end funds tends to rise more in response to buying demand and fall more in response to selling pressure that is the case with large capitalization equity securities.

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund.  As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting performance.  Additional risks of investing in ETFs are described below:

ETF Strategy Risk:  Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and commodities.

Net Asset Value and Market Price Risk:  The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

Tracking Risk:  ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs in which a Fund invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invest may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.  In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s values may be adversely affected.

Epiphany Funds Prospectus Class A & C	Page 25

Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs also are subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended.  Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

 Risk Information Applicable to the Epiphany Core Equity Fund

Sector Risk.  The Fund’s portfolio may be over-weighted in certain sectors, therefore any negative development affecting those sectors will have a greater impact on the Fund.

Risk Information Applicable to the Epiphany Strategic Income Fund

144A Securities Risk. The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Normally, the Fund purchases Rule 144A securities only if the Sub-Adviser has determined them to be liquid, that is, readily marketable.  If qualified institutional buyers are unwilling to purchase these Rule 144A securities, certain of the Fund’s assets could be invested in illiquid securities.  If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Convertible Security Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund. The Fund may invest in securities that are rated in the lowest investment grade category.  Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Epiphany Funds Prospectus Class A & C	Page 26

Derivatives Risk. The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country.  In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.  Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.  Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular.  Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Government Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.  In addition, securities issued Freddie Mac, Fannie Mae and Federal Home Loan Banks are not obligations of, or insured by, the U.S. government.  If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price could fall.

High Yield Securities Risk.  The Fund may invest in high yield securities, also known as "junk bonds."  High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of the Fund to sell high yield securities.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Preferred Stocks Risk.  Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Epiphany Funds Prospectus Class A & C	Page 27

Sovereign Obligation Risk.  The Fund may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations.  In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts.

FUND OPERATIONS

Investment Adviser
Trinity Fiduciary Partners LLC acts as the investment adviser to the Funds and is responsible for the investment decisions for the Funds.  Founded in 2005, Trinity is located at 2214 Michigan Ave, Suite E, Arlington, Texas 76013.  As of [date], Trinity manages approximately $[update] million for primarily high net worth individuals.

The Funds are authorized to pay Trinity an annual fee based on their average daily net assets of 0.75% for the Epiphany FFV Fund, the Epiphany FFV Focused Fund, and the Epiphany Core Equity Fund.  The fee for the Epiphany FFV Strategic Income Fund is 0.50%.  A discussion regarding the basis of the Board of Trustees’ approval of the Management Agreement between the Funds and Trinity and any sub-adviser agreements will be available in the Funds’ semi-annual report to shareholders for the periods ended April 30 of each year.

The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A shares of the Epiphany FFV Fund, the Epiphany FFV Focused Fund and the Epiphany Core Equity Fund, 1.00% for the Class A shares of the Epiphany FFV Strategic Income Fund, 2.25% of the average daily net assets of Class C shares of the Epiphany FFV Fund, the Epiphany FFV Focused Fund and the Epiphany Core Equity Fund and 1.75% of the average daily net assets of the Class C shares of the Epiphany FFV Strategic Income Fund, all through February 28, 2012.  The Board of Trustees may terminate the fee waiver and expense cap agreement upon 60 days notice to shareholders.  Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations.  The addition of excluded expenses may cause the Fund’s Net Expenses after waiver and/or reimbursements to exceed the maximum amounts detailed above and agreed to by the Adviser.

Sub-Adviser

Dana Investment Advisors, Inc., located at 15800 W. Bluemound Road, Suite 250 Brookfield, WI 53005-6026, is a 100% employee owned, Sub Chapter S Corporation, became an SEC Registered Investment Advisor on April 1, 1985.  For over 28 years, Dana Investment Advisors has achieved success by being able to provide above market returns with lower than average risk in their investment strategies.  The philosophy is built around the fact that the markets are not 100% efficient and that value can be found in the marketplace.  The firm has over 2,500 retail and institutional clients throughout the United States.  As of December 31, 2009, Dana had $[update] billion in assets under management.

Epiphany Funds Prospectus Class A & C	Page 28

The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.075% of the average daily net assets of the Epiphany FFV Fund, 0.5625% of the average daily net assets of the Epiphany FFV Focused Fund, 0.375% of the average daily net assets of the Epiphany FFV Strategic Income Fund and 0.6375% of the average daily net assets of the Epiphany Core Equity Fund.

Portfolio Managers

Greg Dahlman Mr. Dahlman joined Dana Investment Advisors in March 2006 and is currently a Senior Vice President and Portfolio Manager. He is responsible for equity portfolio management and securities analysis. Mr. Dahlman has over 14 years of experience managing equity portfolios, including positions with several investment management firms, most recently Associated Wealth Management. He graduated from the University of Wisconsin-Whitewater with a BBA in Finance and Economics in 1985. Mr. Dahlman is a Chartered Financial Analyst and is a member of the CFA Institute and the CFA Society of Milwaukee.  He serves as a Portfolio Manager for the Epiphany Core Equity Fund.

Michael Honkamp Mr. Honkamp joined Dana Investment Advisors in June 1999 as a securities analyst. He was promoted to Portfolio Manager in 2002 and is currently a Senior Vice President and Portfolio Manager. He serves as one of the Firm’s lead macro strategists and has expertise in portfolio management and securities analysis for both fixed income and equity portfolios. Mr. Honkamp established two successful small businesses in the Milwaukee metro area which he still owns. He graduated from Santa Clara University with a BS in Economics in 1991. He earned an MBA in International Management from The American Graduate School of International Management (Thunderbird) in 1993. Mr. Honkamp is a Chartered Financial Analyst and is a member of the CFA Institute and the CFA Society of Milwaukee.  He serves as a Portfolio Manager for the Epiphany FFV Strategic Income Fund.

Duane Roberts Mr. Roberts joined Dana Investment Advisors in June 1999 and is currently a Senior Vice President and Equity Portfolio Manager. He serves as the Firm’s lead quantitative strategist. From May 1998 until he joined Dana Investment Advisors, Mr. Roberts was a Portfolio Manager with Discovery Management in Dallas, Texas. He graduated from Rice University with a BS in Electrical Engineering and Mathematics in 1980. He earned an MS in Statistics from Stanford University in 1981 and an MBA in Finance from Southern Methodist University in 1999. Mr. Roberts is a Chartered Financial Analyst and is a member of the CFA Institute and the Dallas Association of Investment Analysts.  He serves as a Portfolio Manager for the Epiphany FFV Fund, Epiphany FFV Focused Fund, and the Epiphany Core Equity Fund.

Samuel J. Saladino Mr. Saladino is the CEO of Trinity Fiduciary Partners and has served as the Portfolio Manager for the Epiphany FFV Fund since July 2008.  He also serves as a Portfolio Manager for the other Epiphany Funds; Epiphany FFV Focused Fund and the Epiphany FFV Strategic Income Fund. Prior to forming Trinity in 2005, Mr. Saladino was a financial adviser with Ameriprise Financial Planning from 1995 to 2004.

David Stamm Mr. Stamm joined Dana Investment Advisors in August 2007 and is currently a Vice President and Portfolio Manager. He is responsible for equity portfolio management and securities analysis. He has 10 years of professional experience and began his career in commercial credit analysis. Prior to joining Dana, he was responsible for securities analysis with Johnson Asset Management analyzing small cap, large cap and international equities. Mr. Stamm graduated from Valparaiso University with a BSBA in International Business in 1997. He is a Chartered Financial Analyst and is a member of the CFA Institute and the CFA Society of Milwaukee.  He serves as a Portfolio Manager for the Epiphany Core Equity Fund.

Epiphany Funds Prospectus Class A & C	Page 29

J. Joseph Veranth Mr. Veranth joined Dana Investment Advisors in December 1994 and is currently the Chief Investment Officer and a Portfolio Manager. He is involved in setting firm wide investment policy and allocation decisions for all Dana investment strategies. Mr. Veranth graduated from Northwestern University with a BA in Humanities in 1984. He earned an MBA in Finance and International Business from the Stern School of Business at New York University in 1991. Mr. Veranth is a Chartered Financial Analyst and is a member of the CFA Institute and the CFA Society of Milwaukee.  He serves as a Portfolio Manager for the Epiphany FFV Strategic Income Fund.

The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, their ownership of securities in the Funds and other accounts they manage.

Epiphany Funds Prospectus Class A & C	Page 30

INVESTING WITH EPIPHANY

CHOOSING A CLASS OF SHARES

The Epiphany Funds offer Class A, Class C, Class N, and Class I shares.  Class N and I shares are offered in a separate prospectus.  For information about Class N and I shares, call 1-877-977-3747 or visit www.epiphanyfund.com for prospectus information.  Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation.  In choosing the class of shares that suits your investment needs, you should consider:

•	How long you expect to own your shares;
•	How much you intend to invest;
•	The sales charge and total operating expenses associated with owning each class;
•	Whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing Class A Sales Charges” below).

Class A Shares.  Class A shares are offered at net asset value ("NAV") plus a front-end sales charge of up to 5.00%.  The front-end sales charge is determined by the amount of your investment and is reduced for purchases of $50,000 or more.  Class A shares pay annual distribution and service fees equal to 0.25% of the average daily net assets of Class A shares.  Purchases of Class A shares are subject to a 2% redemption fee if redeemed or exchanged within 60 days of settlement of purchase.  The front-end sales charge is deducted from the amount you invest and is shown in the schedule below.

Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	5.00%	5.26%	5.00%
$50,000 but less than $100,000	4.25%	4.44%	4.25%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 but less than $500,000	1.75%	1.78%	1.75%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 or more	0.00	0.00	None

*  Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

Reducing Class A Sales Charges.  Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention which are described below.   To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction.  If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

Epiphany Funds Prospectus Class A & C	Page 31

Right of Accumulation.  Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund  (based on the current maximum public offering price) plus your new purchases total $50,000 or more.  Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or “street name” accounts. In addition, shares purchased and/or owned in an employer-sponsored retirement plan (including SEP, SARSEP and SIMPLE IRA plans) may be combined for purposes of the right of accumulation for the plan and its participants.  You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention.  Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges.  Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention.  Under a statement of intention, the transfer agent may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.  A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Information about sales charges and breakpoints is also available in a clear and prominent format on the epiphanyfund.com website.

Class C Shares.  Class C shares are offered at NAV with no front-end sales charge.  If you sell your Class C shares within one year of your purchase, you generally will be subject to a 1.00% contingent deferred sales charge ("CDSC").  The CDSC is deducted from your redemption proceeds.  The CDSC will apply to the lesser of your shares NAV at the time of redemption or at the time of purchase.  Under certain circumstances, the CDSC may be waived, as described below in this Prospectus.  Class C shares pay annual distribution and service fees equal to up to 1.00% of the average daily net assets of Class C shares.  Purchases of Class C shares are subject to a 2% redemption fee if redeemed within 60 days of settlement of purchase.  The returns on Class C shares are generally lower than the returns on Class A shares because Class C shares have higher annual expenses than Class A shares.

Orders for Class C shares will be refused when the total value of the purchase (including the aggregate value of all Fund shares held within the purchasing shareholder’s account) is $1,000,000 or more.  Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of the Fund with a current market value of $1,000,000 or more, should consider whether another share class would be more advantageous and consult their investment dealer.

OPENING AN ACCOUNT

You may open an account and purchase shares in the Funds directly from Epiphany Funds.  You also may purchase shares through a brokerage firm or other intermediary that has contracted with Epiphany Funds to sell shares of the Funds.  You may be charged a separate fee by the brokerage firm or other intermediary through whom you purchase shares.

If you are investing directly in the Funds for the first time, please visit www.epiphanyfund.com or call 1-800-320-2185 to request a Shareholder Account Application.  You will need to establish an account before investing.  To open an account online, visit www.epiphanyfund.com. Be sure to sign up for all the account options of which you plan to take advantage.  For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

Epiphany Funds Prospectus Class A & C	Page 32

Your investment in the Funds should be intended as a long-term investment vehicle.  The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Funds reserve the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading.  The Funds also reserve the right to stop offering shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Purchasing Shares

You may buy shares on any day that the Funds are open for business, generally any day that the NYSE is open.  Shares of the Funds are sold at net asset value (“NAV”) per share.  The NAV generally is calculated as of the close of trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”).  The Funds’ NAV is calculated by taking the total value of the Funds’ assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

If you are purchasing directly from Epiphany Funds, send the completed Shareholder Account Application and a check payable to the Fund in which you are investing to the following address:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA  19090-1904

Purchase orders received in “proper form” by the Funds’ transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received.  On occasion, the NYSE closes before 4:00 p.m. Eastern Time.  When that happens, purchase orders received after the NYSE closes will be effective the following business day.

To be in “proper form,” the purchase order must include:

•	Fund name and account number;
•	Account name(s) and address;
•	The dollar amount or number of shares you wish to purchase.

The Funds may limit the amount of purchases and refuse to sell to any person.

Method of Payment.  All purchases (both initial and subsequent) must be made in U.S. dollars and checks must be drawn on U.S. banks.  Cash, credit cards and third party checks will not be accepted.  Third party checks and checks drawn on a non-U.S. financial institution will not be accepted, even if payment may be effected through a U.S. financial institution.  Checks made payable to any individual or company and endorsed to Epiphany Funds or the Fund are considered third-party checks.

Epiphany Funds Prospectus Class A & C	Page 33

A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or the Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund.

If you choose to pay by wire, you must call the Fund’s transfer agent, at 1-877-977-3747 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and the purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent.  The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Minimum Purchase

The minimum initial investment in a Fund is $1,000 with a minimum subsequent investment of $250 for Class A and Class C shares.  You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund, and may be required to redeem your shares if the value of your shares in the Fund falls below the minimum initial investment due to redemptions.  For more information, please read “Additional Redemption Information”.

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, brokerage firm, retirement plan sponsor or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

For accounts sold through brokerage firms and other intermediaries, it is the responsibility of the brokerage firm or intermediary to enforce compliance with investment minimums.

Automatic Investment Plan

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) into any of the Funds from your bank or savings account with no required initial investment.

Epiphany Funds Prospectus Class A & C	Page 34

Other Purchase Information

If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

The Fund may authorize certain brokerage firms and other intermediaries (including its designated correspondents) to accept purchase and redemption orders on its behalf.  The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the brokerage firm or other intermediary to transmit orders promptly to the Fund’s transfer agent.

Epiphany Funds discourages market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Funds’ shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Funds may invest a portion of their assets in small capitalization companies.  Because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).  Any such frequent trading strategies may interfere with efficient management of the Funds’ portfolio to a greater degree than funds that invest in highly liquid securities, in part because the Funds may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage also may cause dilution in the value of Fund shares held by other shareholders.  The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Funds that indicate market timing or trading that it determines is abusive.  This policy applies to all Fund shareholders.  While the Funds attempts to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day.  That is, purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

The Funds will also impose a redemption fee on shares redeemed within 60 days of purchase.  For more information, please see “Redemption Fee” in this Prospectus.

EXCHANGING SHARES

Shares of one Epiphany Fund may be exchanged for shares of another Epiphany Fund.  You must meet the minimum investment requirements for the Fund into which you are exchanging.  The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

REDEEMING SHARES

You may redeem your shares on any business day.  Redemption orders received in proper form by the Funds’ transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV.  Your brokerage firm or intermediary may have an earlier cut-off time.

Epiphany Funds Prospectus Class A & C	Page 35

“Proper form” means your request for redemption must:

•	Include the Fund name and account number;
•	Include the account name(s) and address;
•	State the dollar amount or number of shares you wish to redeem; and
•	Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.  All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.  For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 1-877-977-3747 if you have questions regarding signature guarantees.  At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

Shares of any of the Funds may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer.  A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

Redeeming by Mail

You may redeem any part of your account in the Funds by mail at no charge.  Your request, in proper form, should be addressed to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA  19090-1904

Telephone Redemptions

You may redeem any part of your account in the Funds by calling the transfer agent at 1-877-977-3747.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and responding to telephone requests for redemptions or exchanges in a timely fashion.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Epiphany Funds Prospectus Class A & C	Page 36

Redemptions-in-Kind

Generally, all redemptions will be for cash.  However, if you redeem shares worth more than $250,000 or 1% of the value of the Fund’s assets, the Fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash under unusual circumstances in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder.  If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV.  This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.  In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Redemption Fee

Shareholders that redeem shares of one of the Funds within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The Funds use a “first in, first out” method for calculating the redemption fee.  This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last.  Systematic withdrawal and/or contribution programs, mandatory retirement distributions, involuntary redemptions of small accounts by the Funds, and transactions initiated by a retirement plan sponsor or participant are not subject to the redemption fee.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact, and other costs that may be associated with short-term money movement in and out of the Funds.

The Funds reserve the right to modify or eliminate the redemption fee or waivers at any time.  If there is a material change to the Funds’ redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.

Additional Redemption Information

If you are not certain of the redemption requirements, please call the transfer agent at 1-877-977-3747.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission (“SEC”), the Funds may suspend redemptions or postpone payment dates.

Because each Fund incurs certain fixed costs in maintaining shareholder accounts, a Fund may require that you redeem all of your shares in that Fund upon 30 days written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Funds also are subject to involuntary redemption if the Board of Trustees determines to liquidate one of the Funds.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences to you and about which you should consult your tax adviser.

Epiphany Funds Prospectus Class A & C	Page 37

DISTRIBUTION PLAN

The Trust has adopted a plan under Rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares and for services provided to shareholders (“12b-1 fees”).  Class A shares may pay annual 12b-1 fees of up to 0.25% of their average daily net assets.  Class C shares may pay annual 12b-1 fees of up to 1.00% of their average daily net assets (of which up to 0.75% is a distribution fee and up to 0.25%is a shareholder service fee).  Because these fees are paid from a Fund's assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges.  Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

Payments to Investment Dealers

In connection with sales of Fund shares, an investment dealer may receive sales charges and Fund distribution and service fees as described below.  Sales charges, distribution fees and service fees paid to investment dealers vary by share class.  In addition, the principal underwriter or the Adviser, out of their own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include the Fund in specialized selling programs.  Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund.  As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

CALCULATING SHARE PRICE

The Net Asset Value (NAV) for the Funds will be calculated on each day that the Funds are open for business, which is every day that the New York Stock Exchange is open for business.  The NAV will be calculated as of the close of trading on the NYSE at 4:00 p.m. Eastern Time.  The NAV per share of each Fund is the value of that Fund’s assets, less its liabilities, divided by the number of outstanding shares of that Fund.

In general, the value of a Fund’s portfolio securities is the market value of such securities. However, a Fund may use pricing services to determine market value.  If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Funds’ Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  The Fund may invest in Underlying Funds.  The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Epiphany Funds Prospectus Class A & C	Page 38

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Funds will typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders.  The Epiphany FFV Fund, Epiphany FFV Focused Fund, and the Epiphany Core Equity Fund will distribute dividends quarterly and capital gains annually.  The Epiphany FFV Strategic Income Fund will distribute dividends monthly and capital gains annually.  These distributions are automatically reinvested in the Fund from which they are paid unless you request cash distributions on your application or through a written request to the Fund.  Reinvested dividends and distributions receive the same tax treatment as those paid in cash.  If you are interested in changing your election, you may call the Funds’ transfer agent at 1-877-977-3747 or send a written notification to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA  19090-1904

Taxes

In general, selling shares of any of the Funds and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when the Funds are about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  The Funds may produce capital gains even if they do not have income to distribute and performance has been poor.

Early each year, the Funds will mail you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

Epiphany Funds Prospectus Class A & C	Page 39

PRIOR PERFORMANCE OF THE SUB-ADVISER

Provided below is a composite showing the historical performance including all client accounts with a similar investment strategies managed by the Sub-Adviser according to the same investment goal and substantially similar investment strategies and policies as those of the Epiphany Core Equity Fund (called the "Dana Large Cap Strategy").  For comparison purposes the performance composite is measured against the Dana Large Cap Strategy's benchmark, which is the Standard & Poor’s 500 Index.

This information is provided to illustrate the past performance of Dana Investment Advisor, Inc. in managing client accounts in a substantially similar manner as the Epiphany Core Equity Fund but does not represent the performance of the Epiphany Core Equity Fund.  Past performance is no guarantee of future results.  Performance results may be materially affected by market and economic conditions.  Investors should not consider this performance data as an indication of future performance of the Epiphany Core Equity Fund, or the return an individual investor might achieve by investing in the Epiphany Core Equity Fund.

The Fund’s results may be lower than the composite performance figures shown because of, among other things, differences in fees and expenses.  The Fund’s results may also be lower because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 or the Internal Revenue Code, which, if applicable, could have adversely affected the performance of the client accounts.

The Dana Large Cap Strategy performance composite includes all client accounts managed by the Sub-Adviser with investment strategies, objectives and policies substantially similar to the Epiphany Core Equity Fund.  The performance results are calculated according to the Global Investment Performance Standards (GIPS).  GIPS standards differ from those of the SEC.  The composite information has been audited through [date].  The composite performance is presented "net" of fees (subtracting the impact of all account maximum fees and expenses).

Dana Large Cap Strategy
Annual Total Returns

[TO BE PROVIDED]
Years Ended [date]	Net of Fees	S&P 500 Index
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009

Epiphany Funds Prospectus Class A & C Page 40

Average Annual Total Returns (through [date])

[TO BE PROVIDED]
	Net of Fees	S&P 500 Index
YTD
1 year
3 year
5 year
Since Inception (6/29/1999)
Cumulative

* The benchmark is the S&P 500 Index, which is a capitalization-weighted unmanaged index of 500 widely traded stocks, created by Standard & Poor’s, and considered to represent the performance of the stock market in general.   The benchmark is unmanaged and does not incur fees or expenses.  It is not possible to invest in an index, but you may be able to invest in exchange traded funds or other securities that attempt to replicate the holdings and performance of a particular index.

Epiphany Funds Prospectus Class A & C	Page 41

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Funds’ financial performance since their inception.  Certain information reflects financial results for a single share of a Fund.  Total return represents the rate you would have earned (or lost) on an investment a Fund assuming reinvestment of all dividends and distributions.  The information was audited by Sanville & Company whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.  [TO BE UPDATED BY SUBSEQUENT AMENDMENT]

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect.  The Funds collect the following nonpublic personal information about you:

•
Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•
Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.  The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Epiphany Funds Prospectus Class A & C	Page 42

Epiphany Funds Prospectus Class A & C	Page 43

EPIPHANY FUNDS Trinity Fiduciary Partners, LLC 2214 Michigan Ave., Suite E Arlington, TX 76013 800-320-2185 www.epiphanyfund.com

Shareholder Statements and Reports
Epiphany Funds or your brokerage firm or other intermediary will send you transaction confirmation statements and quarterly account statements.  Please review these statements carefully.

To reduce expenses and conserve natural resources, Epiphany Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family.  If you would like to receive separate mailings, please call 1-877-977-3747 and Epiphany Funds will begin individual delivery within 30 days after Epiphany Funds receives your instructions.

Semi-annual reports will be prepared as of April 30 and annual reports as of October 31 each year.  In addition, you may periodically receive proxy statements and other reports.

Electronic copies of financial reports and prospectuses are available.  To participate (or end your participation) in the Funds’ electronic delivery program, please visit www.epiphanyfund.com.

For More Information
Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference (and therefore legally a part of this Prospectus), contains detailed information on the policies and operations of the Funds, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the performance results of the Funds as of the latest semi-annual or annual fiscal year end.

Call Epiphany Funds at 1-877-977-3747 or visit www.epiphanyfund.com to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Funds and to make shareholder inquiries.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21962

PROSPECTUS
February __, 2010

Epiphany FFV Fund
(Class N Ticker)
(Class I Ticker)
Epiphany FFV Focused Fund
(Class N Ticker)
(Class I Ticker)
Epiphany FFV Strategic Income Fund
(Class N Ticker)
(Class I Ticker)
Epiphany Core Equity Fund
(Class N Ticker)
(Class I Ticker)

Class N and I Shares

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission (SEC), and the SEC has not determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

FUND SUMMARIES	1

EPIPHANY FFV FUND	1
EPIPHANY FFV FOCUSED FUND	6
EPIPHANY FFV STRATEGIC INCOME FUND	11
EPIPHANY CORE EQUITY FUND

FUND DETAILS	21

INVESTMENT STRATEGY INFORMATION	21
INVESTMENT RISK INFORMATION
FUND OPERATIONS	24

INVESTING WITH EPIPHANY	27

CHOOSING A CLASS OF SHARES	27
OPENING AN ACCOUNT	27
EXCHANGING SHARES	30
REDEEMING SHARES	30
DISTRIBUTION PLAN	32
CALCULATING SHARE PRICE	32
DIVIDENDS, DISTRIBUTIONS, AND TAXES	33

FINANCIAL HIGHLIGHTS	36

PRIVACY POLICY	37

FOR MORE INFORMATION, SEE BACK COVER

Epiphany Funds Prospectus Class N & I	Page 0

FUND SUMMARIES

EPIPHANY FFV FUND

Investment Objective

The Epiphany FFV Fund seeks long-term growth of capital from investments in companies whose business activities and practices are consistent with Christian moral and ethical principles.  FFV in the title of the Fund refers to Faith and Family Values and represents the underlying theme of the social screening.

Fees and Expenses

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee(as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%

Annual Fund operating expenses (expenses deducted from Fund assets):
	[TO BE UPDATED]
	Epiphany FFV Fund
	Class N	Class I
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.00%
Acquired Funds Fees and Expenses	0.10%
Other Expenses (2)	9.55%	0.25%
Total Annual Fund Operating Expenses	10.65%
Fee Waiver	9.05%
Net Annual Fund Operating Expenses	1.50%	1.00%

1)
The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class N shares and 1.00% of the average daily net assets for Class I shares in the Fund through February 28, 2012.  The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Epiphany Funds Prospectus Class N & I	Page 1

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Epiphany FFV Fund N Shares	[to be updated]	[to be updated]	[to be updated]	[to be updated]
Epiphany FFV Fund I Shares	[to be updated]	[to be updated]	[to be updated]	[to be updated]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund portfolio turnover rate was [update%].

Principal Investment Strategy

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the Catholic Scorecard™, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  The starting universe from which equity securities are selected is the largest 1000 stocks, based on market capitalization, traded on domestic U.S. securities markets.  The Catholic Scorecard™ is then applied to the eligible securities.  The Catholic Scorecard™ is based on the moral and social justice teachings of the Catholic Church.  Prior to February [--], 2010, the Fund was known as the Epiphany Faith and Family Values 100 Fund.

According to the Catholic Scorecard™, securities of companies will generally be excluded from the Fund if the companies:

•	Directly participate in abortion;
•	Manufacture contraceptives;
•	Engage in scientific research on human fetuses or embryos;
•	Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations in the past 2 calendar years;
•	Produce pornographic media content;
•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;
•	Sponsor organizations that promote legislation which undermines traditional families.

Epiphany Funds Prospectus Class N & I	Page 2

From these eligible securities, the portfolio managers select approximately 100 equity securities for the Fund's portfolio.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the Catholic Scorecard™.  The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the Catholic Scorecard™ is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate associated trading costs associated with the sale of the security.  The Fund may also hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.  In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.  These other equity securities will not be subject to the Catholic Scorecard™.

Principal Risks

BECAUSE THE SECURITIES THE FUND HOLDS FLUCTUATE IN PRICE, THE VALUE OF YOUR INVESTMENT IN THE FUND WILL GO UP AND DOWN.  YOU COULD LOSE MONEY.  AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR OTHER GOVERNMENT AGENCY.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, closed-end funds and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invest may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Epiphany Funds Prospectus Class N & I	Page 3

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund (formerly known as the Epiphany Faith and Family Values 100 Fund) by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. [TO BE UPDATED BY SUBSEQUENT AMENDMENT]

During the period shown in the bar chart, the highest return for a quarter was (0.58)% (quarter ended June 30, 2008) and the lowest return for a quarter was (22.41)% (quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2009)

	One Year	Since Inception (1/8/2007)
Epiphany FFV Return Before Taxes	[to be updated]	[to be updated]
Return After Taxes On Distributions	[to be updated]	[to be updated]
Return After Taxes On Distributions And Sale Of Fund Shares	[to be updated]	[to be updated]
S&P 500 (1)	[to be updated]	[to be updated]
Domini 400 Social Index (2)	[to be updated]	[to be updated]

(1) The S&P 500 Total Return Index is a widely recognized, unmanaged index of common stocks prices, which reflects no deductions for fees, expenses or taxes. Investors cannot invest directly in the Index.

(2) The Domini 400 SocialSM Index is a float-adjusted, market-capitalization-weighted, common stock index of U.S. equities. It is a widely recognized benchmark for measuring the impact of social and environmental screening on investment portfolios. The Domini 400 SocialSM Index reflects no deductions for fees, expenses or taxes.  Investors cannot invest directly in the Domini 400 SocialSM Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

The Investment Adviser

Trinity Fiduciary Partners LLC (“Trinity”) is the Fund’s investment adviser and is responsible for the investment decisions for the Fund.

Trinity has engaged the services of Dana Investment Advisors, Inc. 15800 W. Bluemound Road, Suite 250 Brookfield, WI 53005-6026 to provide day-to-day investment advisory services to the Fund.

Portfolio Managers

The Fund is advised by a team of portfolio managers that consists of Samuel J. Saladino, CEO and Portfolio Manager of Trinity Fiduciary Partners and Duane Roberts, Senior Vice President, Equity Portfolio Manager for  Dana Investment Advisors, Inc.  Mr. Saladino has acted as the Fund's portfolio manager since June, 2008.  Mr. Roberts has served as a portfolio manager to the Fund since February, 2010.

Epiphany Funds Prospectus Class N & I	Page 4

Purchase and Sale of Fund Shares

The minimum investment for Class N shares is $1,000, with minimum subsequent investments of $250.  You may make automatic monthly investments ($100 minimum per purchase) in the Fund from your bank or savings account with no required minimum investment.  The minimum investment for Class I shares is $1,000,000.

You may sell (redeem) your shares by mail by sending your request to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

You may also redeem your shares by calling the transfer agent at 1-877-977-3747.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  The Fund may produce capital gains even if they do not have income to distribute and performance has been poor.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Financial Intermediary

In addition to payments made by the Fund pursuant to the Fund’s Rule 12b-1 Plan, Trinity may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Epiphany Funds Prospectus Class N & I	Page 5

EPIPHANY FFV FOCUSED FUND

Investment Objective

The Epiphany FFV Focused Fund seeks long-term growth of capital from investments in companies whose business activities and practices are consistent with Christian moral and ethical principles.  FFV in the title of the Fund refers to Faith and Family Values and represents the underlying theme of the social screening.

Fees and Expenses

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investment with Epiphany" section of the Fund's prospectus and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees (paid directly from your investment):

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	None	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund operating expenses (expenses deducted from Fund assets):
	[TO BE UPDATED]
	Epiphany FFV Focused Fund
	Class N	Class I
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.00%
Acquired Funds Fees and Expenses
Other Expenses (1)	0.50%	0.25%
Total Annual Fund Operating Expenses
Fee Waiver (2)
Net Annual Fund Operating Expenses	1.50%	1.00%

1)	Other Expenses are based on estimated amounts for the current fiscal year.

2)
The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares through February 28, 2012. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Epiphany Funds Prospectus Class N & I	Page 6

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Epiphany FFV Focused Fund – Class A	$	$
Epiphany FFV Focused Fund – Class C (no redemption)	$	$
Epiphany FFV Focused Fund – Class C (full redemption at end of period)	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategy

The Epiphany FFV Focused Fund seeks to achieve its investment objective through investment in equity securities of companies that pass the Catholic Scorecard™, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  The starting universe from which equity securities are selected is the largest 1000 stocks, based on market capitalization, traded on domestic U.S. securities markets.  The Catholic Scorecard™ is then applied to these securities.  The Catholic Scorecard™ is then applied to the eligible securities.  The Catholic Scorecard™ is based on the moral and social justice teachings of the Catholic Church.  Then the Fund's sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), uses a disciplined, risk controlled investment process to select the Fund's holdings.  The investment process is a sector-neutral relative-value approach that has been used by the Sub-Adviser in managing its other accounts since 1999.

According to the Catholic Scorecard™, companies will generally be excluded from the Fund that:

•	Directly participate in abortion;
•	Manufacture contraceptives;
•	Engage in scientific research on human fetuses or embryos;
•	Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations in the past 2 calendar years;
•	Produce pornographic media content;

Epiphany Funds Prospectus Class N & I	Page 7

•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;
•	Sponsor organizations that promote legislation which undermines traditional families.

From these eligible securities, the portfolio managers select securities for the Fund's portfolio.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the Catholic Scorecard™.  The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the Catholic Scorecard™ is at the discretion of the Adviser and Sub-Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate associated trading costs associated with the sale of the security.  The Fund may also hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.

The Sub-Adviser employs  a risk-controlled relative-value equity strategy.  The Fund’s portfolio is intended to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market.  The investment process is a hybrid of quantitative and fundamental techniques.  Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns.

The stocks held in the Epiphany FFV Focused Fund will generally be a subset of those in the Epiphany FFV Fund, typically 50 to 55 stocks.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Principal Risks

BECAUSE THE SECURITIES THE FUND HOLDS FLUCTUATE IN PRICE, THE VALUE OF YOUR INVESTMENT IN THE FUND WILL GO UP AND DOWN.  YOU COULD LOSE MONEY.  AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR OTHER GOVERNMENT AGENCY.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, closed-end funds and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Epiphany Funds Prospectus Class N & I	Page 8

Investment Style Risk.  The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invest may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

Moral Investing Risk.  The Adviser or Sub-Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser or Sub-Adviser made decisions based solely on investment considerations.

No History of Operations. The Fund is a new mutual fund and has no history of operation.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Sector Risk.  The Fund’s portfolio may be over-weighted in certain sectors, therefore any negative development affecting those sectors will have a greater impact on the Fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations.  In the future, the Fund's performance will be provided in this section.

The Investment Adviser

Trinity Fiduciary Partners LLC (“Trinity”) is the Fund’s investment adviser and is responsible for oversight of the investment decisions for the Fund.

Trinity has engaged the services of Dana Investment Advisors, Inc. as sub-adviser to provide day-to-day investment advisory services to the Fund.

Portfolio Managers

The Fund is advised by a team of portfolio managers that consists of Samuel J. Saladino, CEO and Portfolio Manager of Trinity Fiduciary Partners and Duane Roberts, Senior Vice President, Equity Portfolio Manager for  Dana Investment Advisors, Inc.  Each member of the investment team has served as a portfolio manager since the Fund's inception.

Epiphany Funds Prospectus Class N & I	Page 9

Purchase and Sale of Fund Shares

The minimum investment for Class N shares is $1,000, with minimum subsequent investments of $250.  You may make automatic monthly investments ($100 minimum per purchase) in the Fund from your bank or savings account with no required minimum investment.  The minimum investment for Class I shares is $1,000,000.

You may sell (redeem) your shares by mail by sending your request to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

You may also redeem your shares by calling the transfer agent at 1-877-977-3747.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  The Fund may produce capital gains even if they do not have income to distribute and performance has been poor.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Financial Intermediary

In addition to payments made by the Fund pursuant to the Fund’s Rule 12b-1 Plan, Trinity may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Epiphany Funds Prospectus Class N & I	Page 10

EPIPHANY FFV STRATEGIC INCOME FUND

Investment Objective

The Epiphany FFV Strategic Income Fund seeks income from investments in income-producing securities issued by corporations whose business activities and practices are consistent with Christian moral and ethical principles, and government fixed income securities.  FFV in the title of the Fund refers to Faith and Family Values and represents the underlying theme of the social screening.

Fees and Expenses

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investment with Epiphany" section of the Fund's prospectus and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees (paid directly from your investment):

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	None	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund operating expenses (expenses deducted from Fund assets):
	[TO BE UPDATED]
	Epiphany FFV Strategic Income Fund
	Class N	Class I
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.00%
Acquired Funds Fees and Expenses
Other Expenses (2)	0.25%	0.25%
Total Annual Fund Operating Expenses
Fee Waiver
Net Annual Fund Operating Expenses	1.00%	0.75%

1)	Other Expenses are based on estimated amounts for the current fiscal year.

2)
The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.00% of the average daily net assets for Class A shares and 1.75% of the average daily net assets of Class C shares through February 28, 2012.  The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Epiphany Funds Prospectus Class N & I	Page 11

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Epiphany FFV Strategic Income Fund – Class A
Epiphany FFV Strategic Income Fund – Class C (no redemption)
Epiphany FFV Strategic Income Fund – Class C (full redemption at end of period)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Investment Strategy

The Epiphany FFV Strategic Income Fund seeks to achieve its investment objective through investment in any income-producing securities issued by companies that pass the Catholic Scorecard™, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC.  Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds, closed end funds or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index.  The Fund may also invest in inverse ETFs for hedging purposes.  In the case of corporate bonds, preferred stocks and convertible stocks, the Catholic Scorecard™ is then applied to the eligible securities.  The Catholic Scorecard™ is based on the moral and social justice teachings of the Catholic Church.  Then the Fund's sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), uses a disciplined, risk-controlled investment process to select the Fund's holdings.  The Fund may also invest in fixed income securities issued by U.S. and foreign governments and their agencies.  The Catholic Scorecard™ is not applied to government issued securities, derivative instruments or other investment companies in which the Fund may invest. The investment process is a relative-value approach to fixed income that seeks a relatively high level of income in a risk-managed manner.

According to the Catholic Scorecard™, companies will generally be excluded from the Fund that:

•	Directly participate in abortion;

Epiphany Funds Prospectus Class N & I	Page 12

•	Manufacture contraceptives;
•	Engage in scientific research on human fetuses or embryos;
•	Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations in the past 2 calendar years;
•	Produce pornographic media content;
•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;
•	Sponsor organizations that promote legislation which undermines traditional families.

Whether to hold or sell a security in the Fund that no longer passes the Catholic Scorecard™ is at the discretion of the Adviser and Sub-Adviser who may opt to hold the security based on the security's anticipated level of income or as a means to defer or eliminate costs associated with the sale of the security.  The portfolio managers may also sell a security when the portfolio managers determine that the creditworthiness is not longer consistent with the portfolio manager's risk tolerance or if other eligible securities offer a more attractive investment opportunity.  The Fund may also hold cash in addition to the income-producing securities, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.

The Fund’s Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

•	Discounted price to potential market value
•	Improving credit profiles yet unrecognized by the market
•	Yield advantage relative to its benchmark

The Fund’s Sub-Adviser may maintain a core of the Fund’s investments in certain corporate and government bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund generally seeks to maintain a high level of diversification as a form of risk management.

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and foreign debt instruments, including those in emerging markets.  The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks.  In addition to income-producing securities, from time to time the Fund may purchase other securities such as real estate investment trusts ("REITs"), publicly traded partnerships, mainly as an alternative to holding cash prior to investment.  These other equity securities will not be subject to the Catholic Scorecard™.  The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

The Fund's portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add value. The Sub-Adviser will also evaluate the credit worthiness of issuers using bottom-up, fundamental analysis.

Epiphany Funds Prospectus Class N & I	Page 13

Principal Risks

BECAUSE THE SECURITIES THE FUND HOLDS FLUCTUATE IN PRICE, THE VALUE OF YOUR INVESTMENT IN THE FUNDS WILL GO UP AND DOWN.  YOU COULD LOSE MONEY.  AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR OTHER GOVERNMENT AGENCY.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Convertible Security Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, closed-end funds and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.    Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Government Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

High Yield Securities Risk.  The Fund may invest in high yield securities, also known as "junk bonds."  High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of the Fund to sell high yield securities.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Epiphany Funds Prospectus Class N & I	Page 14

Investment Style Risk.  The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Moral Investing Risk.  The Adviser and Sub-Adviser invests in securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Preferred Stocks Risk.  Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sovereign Obligation Risk.  The Fund may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations.  In the future, the Fund's performance will be provided in this section.

The Investment Adviser

Trinity Fiduciary Partners LLC (“Trinity”) is the Fund’s investment adviser and oversees the investment decisions for the Fund.

Trinity has engaged the services of Dana Investment Advisors, Inc. as sub-adviser to provide day-to-day investment advisory services to the Fund.

Portfolio Managers

The Fund is advised by a team of portfolio managers which consists of Samuel J. Saladino, CEO and Portfolio Manager of Trinity Fiduciary Partners, LLC, Michael Honkamp, Senior Vice President, Portfolio Manager of Dana Investment Advisors, Inc. and J. Joseph Veranth, Chief Investment Officer, Portfolio Manager of Dana Investment Advisors, Inc.  Each of the individuals has served as a member of the investment team since the Fund's inception.

Epiphany Funds Prospectus Class N & I	Page 15

Purchase and Sale of Fund Shares

The minimum investment for Class N shares is $1,000, with minimum subsequent investments of $250.  You may make automatic monthly investments ($100 minimum per purchase) in the Fund from your bank or savings account with no required minimum investment.  The minimum investment for Class I shares is $1,000,000.

You may sell (redeem) your shares by mail by sending your request to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

You may also redeem your shares by calling the transfer agent at 1-877-977-3747.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  The Fund may produce capital gains even if they do not have income to distribute and performance has been poor.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Financial Intermediary

In addition to payments made by the Fund pursuant to the Fund’s Rule 12b-1 Plan, Trinity may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Epiphany Funds Prospectus Class N & I	Page 16

EPIPHANY CORE EQUITY FUND

Investment Objective

The Epiphany Core Equity Fund seeks long-term growth of capital.

Fees and Expenses

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (paid directly from your investment):

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.00%	None
Maximum Deferred Sales Charge (Load)	None	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (As a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund operating expenses (expenses deducted from Fund assets):
	[TO BE UPDATED]
	Epiphany Core Equity Fund
	Class N	Class I
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.00%
Acquired Funds Fees and Expenses
Other Expenses (2)	0.50%	0.25%
Total Annual Fund Operating Expenses
Fee Waiver
Net Annual Fund Operating Expenses	1.50%	1.00%

1)	As this Fund has no actual expenses for the previous year, these numbers are the maximum expenses to be paid.

2)
The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares through February 28, 2012. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in a Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Epiphany Funds Prospectus Class N & I	Page 17

	One Year	Three Years
Epiphany Core Equity Fund – Class A
Epiphany Core Equity Fund – Class C (no redemption)
Epiphany Core Equity Fund – Class C (full redemption at end of period)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Investment Strategy

The Epiphany Core Equity Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by Dana Investment Advisors, Inc., the Fund's investment sub-adviser (the “Sub-Adviser”) since 1999.

The Sub-Adviser employs a risk-controlled relative-value equity strategy. The starting universe of equity securities in which the Fund may invest includes the largest 700 companies, based on market capitalization, traded on domestic securities exchanges. The Fund portfolio is designed to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market. The investment process is a hybrid of quantitative and fundamental techniques. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company's fundamentals  are no longer compatible with the Fund's objectives or when other securities offer a more attractive investment opportunity.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Principal Risks

BECAUSE THE SECURITIES THE FUND HOLDS FLUCTUATE IN PRICE, THE VALUE OF YOUR INVESTMENT IN THE FUND WILL GO UP AND DOWN.  YOU COULD LOSE MONEY.  AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR OTHER GOVERNMENT AGENCY.

Epiphany Funds Prospectus Class N & I	Page 18

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, closed-end funds and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Funds invest may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations.  In the future, the Fund's performance will be provided in this section.

The Investment Adviser

Trinity Fiduciary Partners LLC (“Trinity”) is the Fund’s investment adviser and is responsible for overseeing investment decisions for the Fund.

Trinity has engaged the services of Dana Investment Advisors, Inc. as sub-adviser to provide day-to-day investment advisory services to the Fund.

Portfolio Managers

The Fund is advised by a team of portfolio managers which consists of Duane Roberts, CEO and Portfolio Manager of Dana Investment Advisors, Inc., Greg Dahlman, Senior Vice President, Portfolio Manager of Dana Investment Advisors, Inc. and David Stamm, Vice President, Portfolio Manager of Dana Investment Advisors, Inc.  Each of the individuals has served as a member of the investment team since the Fund's inception.

Epiphany Funds Prospectus Class N & I	Page 19

Purchase and Sale of Fund Shares

The minimum investment for Class N shares is $1,000, with minimum subsequent investments of $250.  You may make automatic monthly investments ($100 minimum per purchase) in the Fund from your bank or savings account with no required minimum investment.  The minimum investment for Class I shares is $1,000,000.

You may sell (redeem) your shares by mail by sending your request to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

You may also redeem your shares by calling the transfer agent at 1-877-977-3747.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  The Fund may produce capital gains even if they do not have income to distribute and performance has been poor.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Financial Intermediary

In addition to payments made by the Fund pursuant to the Fund’s Rule 12b-1 Plan, Trinity may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Epiphany Funds Prospectus Class N & I	Page 20

FUND DETAILS

INVESTMENT STRATEGY INFORMATION

Epiphany FFV Fund

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the Catholic Scorecard™, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  The starting universe from which equity securities are selected is the largest 1000 stocks, based on market capitalization, traded on domestic U.S. securities markets.  The Catholic Scorecard™ is then applied to the eligible securities.  The Catholic Scorecard™ is based on the moral and social justice teachings of the Catholic Church.  Prior to February [--], 2010, the Fund was known as the Epiphany Faith and Family Values 100 Fund.

From these eligible securities, the portfolio managers select approximately 100 equity securities for the Fund's portfolio.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the Catholic Scorecard™.  The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the Catholic Scorecard™ is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate associated trading costs associated with the sale of the security.  The Fund may also hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Epiphany FFV Focused Fund

The Epiphany FFV Focused Fund seeks to achieve its investment objective through investment in publicly-traded equity securities that pass the Catholic Scorecard™, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  The starting universe from which equity securities are selected is the largest 1000 stocks, based on market capitalization, traded on domestic U.S. securities markets.  The Catholic Scorecard™ is then applied to the eligible securities.  The Catholic Scorecard™ is based on the moral and social justice teachings of the Catholic Church.  Then the Fund's Sub-Adviser, uses a disciplined, risk controlled investment process to select the Fund's holdings.  The investment process is a sector-neutral relative-value approach that has been used by the Sub-Adviser in managing its other accounts since 1999.

The Epiphany FFV Focused Fund employs the Sub-Adviser's risk-controlled relative-value equity strategy with significant social screening.  The Fund’s portfolio is designed to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market.  The investment process is a hybrid of quantitative and fundamental techniques.  Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

Epiphany Funds Prospectus Class N & I	Page 21

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns.

The stocks held in the Epiphany FFV Focused Fund will generally be a subset of those in the Epiphany FFV Fund, typically 50 to 55 stocks.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Epiphany FFV Strategic Income Fund

The Epiphany FFV Strategic Income Fund seeks to achieve its investment objective through investment in income-producing securities that pass the Catholic Scorecard™, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC.  Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds, closed end funds or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index.  The Fund may also invest in inverse ETFs for hedging purposes.  In the case of corporate bonds, preferred stocks and convertible stocks, the Catholic Scorecard™ is then applied to the eligible securities.   The Catholic Scorecard™ is then applied to the eligible securities.  The Catholic Scorecard™ is based on the moral and social justice teachings of the Catholic Church.  Then the Fund's Sub-Adviser uses a disciplined, risk-controlled investment process to select the Fund's holdings.  The Fund may also invest in fixed income securities issued by U.S. and foreign governments and their agencies. The investment process is a relative-value approach to fixed income that seeks a relatively high level of income in a risk-managed manner.

The Fund’s Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

•	Discounted price to potential market value
•	Improving credit profiles yet unrecognized by the market
•	Yield advantage relative to its benchmark

The Fund’s Sub-Adviser may maintain a core of the Fund’s investments in certain corporate and government bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund generally seeks to maintain a high level of diversification as a form of risk management.

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and foreign debt instruments, including those in emerging markets.  The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

The Fund may also invest in Rule 144A securities, structured notes, and zero-coupon bonds.

Epiphany Funds Prospectus Class N & I	Page 22

At certain times, the Fund may take positions in futures, swaps (including credit default swaps) and other derivatives.

The Faith and Family Values Funds of the Epiphany Funds Trust; Epiphany FFV Fund, Epiphany FFV Focused Fund, and Epiphany FFV Strategic Income Fund will all use the Catholic Scorecard™ to screen investments.  The Adviser developed this proprietary screening methodology based on the moral and social justice teachings of the Catholic Church. According to the Catholic Scorecard™, companies will be excluded from the Fund that:

•
Directly participate in abortion through  (1) the manufacture of abortifacients made specifically for and marketed for the purpose of enabling abortion; (2) own and/or operate facilities, including hospitals, that perform abortions; (3) health insurance companies that provide coverage for abortions; or (4) evidence of financial contribution to organizations that provide abortions;

•	Manufacture contraceptives;
•
Engage in scientific research on human fetuses or embryos that (1) results in the end of pre-natal human life; or (2) makes use of tissue derived from abortions or other life-ending activities; Specific activities include:  a) embryonic stem cell research (ESCR); b) fetal tissue research or stem cell research derived from embryos; c) human cloning;

•	Have received cumulative fines or legal judgments in excess of $1 million relating to employee discrimination or human rights abuses in the past 2 calendar years;
•	Have received cumulative fines or legal judgments in excess of $1 million relating to employee health or safety in the past 2 calendar years;
•	Have received cumulative fines or legal judgments in excess of $1 million relating to environmental violations in the past 2 calendar years;
•
Produce pornographic media content, including movies, video games and television programs, sexually-explicit videos, publications and software; topless bars; and sexually-oriented telephone and internet services;

•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;
•	Sponsor organizations that promote legislation which undermines traditional families.

In addition to these exclusion criteria, the Scorecard provides another dimension of screening, which allows other positive and negative attributes of a company to be reviewed.  Positive elements include: non-embryonic stem cell research; pro-family business practices and policies; and strong, shareholder-friendly corporate governance.  Negative elements include:  manufacture of alcohol; manufacture of tobacco products; involvement in gambling, excessive executive compensation; distribution of pornographic media; distribution of contraceptives; and production and/or distribution of media with anti-family themes.  In order to pass the Catholic Scorecard™, a company must have no exclusions and have enough positive elements to offset any negative elements.

The Epiphany FFV Fund, Epiphany FFV Focused Fund, and the FFV Strategic Income Fund will also engage in a strategy of active corporate participation with regard to their stock holdings.  The Funds will exercise their normal shareholder responsibilities, especially casting informed votes on proxies and shareholders’ resolutions in accord with its proxy voting guidelines (which are contained in the Funds’ Statement of Additional Information).  The goal of this strategy is to seek to influence corporate culture and to shape corporate policies in a manner that is consistent, in the Adviser's judgment, with the financial and moral goals of the Funds’ shareholders.   In addition to proxy voting, these activities may include dialogue with corporate leadership, initiating or supporting shareholder resolutions, working with various religious and other groups who are working for corporate responsibility, and writing letters to corporate executives and board members to advocate specific steps or to support or raise objections to a corporation’s activities and/or policies.

Epiphany Funds Prospectus Class N & I	Page 23

Epiphany Core Equity Fund

The Epiphany Core Equity Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral relative-value approach that has been used by the Sub-Adviser since 1999.

The Fund employs a risk-controlled relative-value equity strategy. The Fund portfolio is designed to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market.  The starting universe of equity securities in which the Fund may invest includes the largest 700 companies, based on market capitalization, traded on domestic securities exchanges.  The investment process is a hybrid of quantitative and fundamental techniques. Stocks comprising the eligible universe are screened using three proprietary statistical models. These models rank each stock based on valuation, valuation relative to growth, and earnings momentum. All models are scored on a sector-relative basis. The outputs of these three quantitative models, as well as a fourth rank that is a composite of the other three, are used to focus our fundamental analyses of specific equities. Fundamental analysis of each potential investment opportunity follows traditional "Graham and Dodd" financial statement analysis. Individual securities in the Fund are chosen after rigorous fundamental analysis intended to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns.

Strategy Information Applicable to All Funds

The investment objectives of the Funds may be changed without shareholder approval; however, you will be given advance notice of any changes.  Information about the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is included in the Statement of Additional Information.

From time to time, the Funds may hold all or a portion of its assets in cash or cash equivalents pending investment, when investment opportunities are limited, or when attempting to respond to adverse market, economic, political or other conditions.  Cash equivalents include certificates of deposit; short term, high quality taxable debt securities; money market funds and repurchase agreements.  If the Funds invest in shares of a money market fund or other investment company, the shareholders of the Funds generally will be subject to duplicative management fees.  These temporary defensive positions may be inconsistent with the Funds’ principal investment strategy and, as a result of engaging in these temporary measures, the Funds may not achieve their investment objective.

FUND OPERATIONS

Investment Adviser

Trinity Fiduciary Partners LLC acts as the investment adviser to the Funds and is responsible for the investment decisions for the Funds.  Founded in 2005, Trinity is located at 2214 Michigan Ave, Suite E, Arlington, Texas 76013.  As of [date], Trinity manages approximately $[update] million for primarily high net worth individuals.

The Funds are authorized to pay Trinity an annual fee based on their average daily net assets of 0.75% for the Epiphany FFV Fund, the Epiphany FFV Focused Fund, and the Epiphany Core Equity Fund.  The fee for the Epiphany FFV Strategic Income Fund is 0.50%.  A discussion regarding the basis of the Board of Trustees’ approval of the Management Agreement between the Funds and Trinity and any sub-adviser agreements will be available in the Funds’ semi-annual report to shareholders for the periods ended April 30 of each year.

Epiphany Funds Prospectus Class N & I	Page 24

The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A shares of the Epiphany FFV Fund, the Epiphany FFV Focused Fund and the Epiphany Core Equity Fund, 1.00% for the Class A shares of the Epiphany FFV Strategic Income Fund, 2.25% of the average daily net assets of Class C shares of the Epiphany FFV Fund, the Epiphany FFV Focused Fund and the Epiphany Core Equity Fund and 1.75% of the average daily net assets of the Class C shares of the Epiphany FFV Strategic Income Fund, all through February 28, 2012.  The Board of Trustees may terminate the fee waiver and expense cap agreement upon 60 days notice to shareholders.  Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations.  The addition of excluded expenses may cause the Fund’s Net Expenses after waiver and/or reimbursements to exceed the maximum amounts detailed above and agreed to by the Adviser.

Sub-Adviser

Dana Investment Advisors, Inc., located at 15800 W. Bluemound Road, Suite 250 Brookfield, WI 53005-6026, is a 100% employee owned, Sub Chapter S Corporation, became an SEC Registered Investment Advisor on April 1, 1985.  For over 28 years, Dana Investment Advisors has achieved success by being able to provide above market returns with lower than average risk in their investment strategies.  The philosophy is built around the fact that the markets are not 100% efficient and that value can be found in the marketplace.  The firm has over 2,500 retail and institutional clients throughout the United States.  As of December 31, 2009, Dana had $[update] billion in assets under management.

The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.075% of the average daily net assets of the Epiphany FFV Fund, 0.5625% of the average daily net assets of the Epiphany FFV Focused Fund, 0.375% of the average daily net assets of the Epiphany FFV Strategic Income Fund and 0.6375% of the average daily net assets of the Epiphany Core Equity Fund.

Portfolio Managers

Greg Dahlman Mr. Dahlman joined Dana Investment Advisors in March 2006 and is currently a Senior Vice President and Portfolio Manager. He is responsible for equity portfolio management and securities analysis. Mr. Dahlman has over 14 years of experience managing equity portfolios, including positions with several investment management firms, most recently Associated Wealth Management. He graduated from the University of Wisconsin-Whitewater with a BBA in Finance and Economics in 1985. Mr. Dahlman is a Chartered Financial Analyst and is a member of the CFA Institute and the CFA Society of Milwaukee.  He serves as a Portfolio Manager for the Epiphany Core Equity Fund.

Michael Honkamp Mr. Honkamp joined Dana Investment Advisors in June 1999 as a securities analyst. He was promoted to Portfolio Manager in 2002 and is currently a Senior Vice President and Portfolio Manager. He serves as one of the Firm’s lead macro strategists and has expertise in portfolio management and securities analysis for both fixed income and equity portfolios. Mr. Honkamp established two successful small businesses in the Milwaukee metro area which he still owns. He graduated from Santa Clara University with a BS in Economics in 1991. He earned an MBA in International Management from The American Graduate School of International Management (Thunderbird) in 1993. Mr. Honkamp is a Chartered Financial Analyst and is a member of the CFA Institute and the CFA Society of Milwaukee.  He serves as a Portfolio Manager for the Epiphany FFV Strategic Income Fund.

Epiphany Funds Prospectus Class N & I	Page 25

Duane Roberts Mr. Roberts joined Dana Investment Advisors in June 1999 and is currently a Senior Vice President and Equity Portfolio Manager. He serves as the Firm’s lead quantitative strategist. From May 1998 until he joined Dana Investment Advisors, Mr. Roberts was a Portfolio Manager with Discovery Management in Dallas, Texas. He graduated from Rice University with a BS in Electrical Engineering and Mathematics in 1980. He earned an MS in Statistics from Stanford University in 1981 and an MBA in Finance from Southern Methodist University in 1999. Mr. Roberts is a Chartered Financial Analyst and is a member of the CFA Institute and the Dallas Association of Investment Analysts.  He serves as a Portfolio Manager for the Epiphany FFV Fund, Epiphany FFV Focused Fund, and the Epiphany Core Equity Fund.

Samuel J. Saladino Mr. Saladino is the CEO of Trinity Fiduciary Partners and has served as the Portfolio Manager for the Epiphany FFV Fund since July 2008.  He also serves as a Portfolio Manager for the other Epiphany Funds; Epiphany FFV Focused Fund and the Epiphany FFV Strategic Income Fund. Prior to forming Trinity in 2005, Mr. Saladino was a financial adviser with Ameriprise Financial Planning from 1995 to 2004.

David Stamm Mr. Stamm joined Dana Investment Advisors in August 2007 and is currently a Vice President and Portfolio Manager. He is responsible for equity portfolio management and securities analysis. He has 10 years of professional experience and began his career in commercial credit analysis. Prior to joining Dana, he was responsible for securities analysis with Johnson Asset Management analyzing small cap, large cap and international equities. Mr. Stamm graduated from Valparaiso University with a BSBA in International Business in 1997. He is a Chartered Financial Analyst and is a member of the CFA Institute and the CFA Society of Milwaukee.  He serves as a Portfolio Manager for the Epiphany Core Equity Fund.

J. Joseph Veranth Mr. Veranth joined Dana Investment Advisors in December 1994 and is currently the Chief Investment Officer and a Portfolio Manager. He is involved in setting firm wide investment policy and allocation decisions for all Dana investment strategies. Mr. Veranth graduated from Northwestern University with a BA in Humanities in 1984. He earned an MBA in Finance and International Business from the Stern School of Business at New York University in 1991. Mr. Veranth is a Chartered Financial Analyst and is a member of the CFA Institute and the CFA Society of Milwaukee.  He serves as a Portfolio Manager for the Epiphany FFV Strategic Income Fund.

The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, their ownership of securities in the Funds and other accounts they manage.

Epiphany Funds Prospectus Class N & I	Page 26

INVESTING WITH EPIPHANY

CHOOSING A CLASS OF SHARES

The Epiphany Funds offer Class A, Class C, Class N, and Class I shares.  Class A and C shares are offered in a separate prospectus.  For information about Class A and C shares, call 1-877-977-3747 or visit www.epiphanyfund.com for prospectus information.  Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation.  In choosing the class of shares that suits your investment needs, you should consider:

•	How long you expect to own your shares;
•	How much you intend to invest;
•	The sales charge and total operating expenses associated with owning each class.

OPENING AN ACCOUNT

You may open an account and purchase shares in the Funds directly from Epiphany Funds.  You also may purchase shares through a brokerage firm or other intermediary that has contracted with Epiphany Funds to sell shares of the Funds.  You may be charged a separate fee by the brokerage firm or other intermediary through whom you purchase shares.

If you are investing directly in the Funds for the first time, please visit www.epiphanyfund.com or call 1-800-320-2185 to request a Shareholder Account Application.  You will need to establish an account before investing.  To open an account online, visit www.epiphanyfund.com. Be sure to sign up for all the account options of which you plan to take advantage.  For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

Your investment in the Funds should be intended as a long-term investment vehicle.  The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Funds reserve the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading.  The Funds also reserve the right to stop offering shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Purchasing Shares

You may buy shares on any day that the Funds are open for business, generally any day that the NYSE is open.  Shares of the Funds are sold at net asset value (“NAV”) per share.  The NAV generally is calculated as of the close of trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”).  The Funds’ NAV is calculated by taking the total value of the Funds’ assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Epiphany Funds Prospectus Class N & I	Page 27

If you are purchasing directly from Epiphany Funds, send the completed Shareholder Account Application and a check payable to the Fund in which you are investing to the following address:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA  19090-1904

Purchase orders received in “proper form” by the Funds’ transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received.  On occasion, the NYSE closes before 4:00 p.m. Eastern Time.  When that happens, purchase orders received after the NYSE closes will be effective the following business day.

To be in “proper form,” the purchase order must include:

•	Fund name and account number;
•	Account name(s) and address;
•	The dollar amount or number of shares you wish to purchase.

The Funds may limit the amount of purchases and refuse to sell to any person.

Method of Payment.  All purchases (both initial and subsequent) must be made in U.S. dollars and checks must be drawn on U.S. banks.  Cash, credit cards and third party checks will not be accepted.  Third party checks and checks drawn on a non-U.S. financial institution will not be accepted, even if payment may be effected through a U.S. financial institution.  Checks made payable to any individual or company and endorsed to Epiphany Funds or the Fund are considered third-party checks.

A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or the Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund.

If you choose to pay by wire, you must call the Fund’s transfer agent, at 1-877-977-3747 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and the purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent.  The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Epiphany Funds Prospectus Class N & I	Page 28

Minimum Purchase

The minimum initial investment in a Fund is $1,000 with a minimum subsequent investment of $250 for N shares.  You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund, and may be required to redeem your shares if the value of your shares in the Fund falls below the minimum initial investment due to redemptions.  The minimum initial investment in a Fund is $1,000,000 for I shares.  For more information, please read “Additional Redemption Information”.

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, brokerage firm, retirement plan sponsor or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

For accounts sold through brokerage firms and other intermediaries, it is the responsibility of the brokerage firm or intermediary to enforce compliance with investment minimums.

Automatic Investment Plan

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) into any of the Funds from your bank or savings account with no required initial investment.

Other Purchase Information

If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

The Fund may authorize certain brokerage firms and other intermediaries (including its designated correspondents) to accept purchase and redemption orders on its behalf.  The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the brokerage firm or other intermediary to transmit orders promptly to the Fund’s transfer agent.

Epiphany Funds discourages market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Funds’ shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Funds may invest a portion of their assets in small capitalization companies.  Because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).  Any such frequent trading strategies may interfere with efficient management of the Funds’ portfolio to a greater degree than funds that invest in highly liquid securities, in part because the Funds may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage also may cause dilution in the value of Fund shares held by other shareholders.  The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Funds that indicate market timing or trading that it determines is abusive.  This policy applies to all Fund shareholders.  While the Funds attempts to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day.  That is, purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

Epiphany Funds Prospectus Class N & I	Page 29

The Funds will also impose a redemption fee on shares redeemed within 60 days of purchase.  For more information, please see “Redemption Fee” in this Prospectus.

EXCHANGING SHARES

Shares of one Epiphany Fund may be exchanged for shares of another Epiphany Fund.  You must meet the minimum investment requirements for the Fund into which you are exchanging.  The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

REDEEMING SHARES

You may redeem your shares on any business day.  Redemption orders received in proper form by the Funds’ transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV.  Your brokerage firm or intermediary may have an earlier cut-off time.

“Proper form” means your request for redemption must:

•	Include the Fund name and account number;
•	Include the account name(s) and address;
•	State the dollar amount or number of shares you wish to redeem; and
•	Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.  All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.  For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 1-877-977-3747 if you have questions regarding signature guarantees.  At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

Shares of any of the Funds may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer.  A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

Epiphany Funds Prospectus Class N & I	Page 30

Redeeming by Mail

You may redeem any part of your account in the Funds by mail at no charge.  Your request, in proper form, should be addressed to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA  19090-1904

Telephone Redemptions

You may redeem any part of your account in the Funds by calling the transfer agent at 1-877-977-3747.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and responding to telephone requests for redemptions or exchanges in a timely fashion.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Redemptions-in-Kind

Generally, all redemptions will be for cash.  However, if you redeem shares worth more than $250,000 or 1% of the value of the Fund’s assets, the Fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash under unusual circumstances in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder.  If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV.  This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.  In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Redemption Fee

Shareholders that redeem shares of one of the Funds within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The Funds use a “first in, first out” method for calculating the redemption fee.  This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last.  Systematic withdrawal and/or contribution programs, mandatory retirement distributions, involuntary redemptions of small accounts by the Funds, and transactions initiated by a retirement plan sponsor or participant are not subject to the redemption fee.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact, and other costs that may be associated with short-term money movement in and out of the Funds.

Epiphany Funds Prospectus Class N & I	Page 31

The Funds reserve the right to modify or eliminate the redemption fee or waivers at any time.  If there is a material change to the Funds’ redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.

Additional Redemption Information

If you are not certain of the redemption requirements, please call the transfer agent at 1-877-977-3747.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission (“SEC”), the Funds may suspend redemptions or postpone payment dates.

Because each Fund incurs certain fixed costs in maintaining shareholder accounts, a Fund may require that you redeem all of your shares in that Fund upon 30 days written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Funds also are subject to involuntary redemption if the Board of Trustees determines to liquidate one of the Funds.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences to you and about which you should consult your tax adviser.

DISTRIBUTION PLAN

Each Fund has adopted a plan under Rule 12b-1 for Class N shares that allows the Fund to pay distribution fees for the sale and distribution of its shares and allows the Fund to pay for services provided to shareholders. Shareholders of the Funds may pay annual 12b-1 expenses of up to 0.25%. Because these fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CALCULATING SHARE PRICE

The Net Asset Value (NAV) for the Funds will be calculated on each day that the Funds are open for business, which is every day that the New York Stock Exchange is open for business.  The NAV will be calculated as of the close of trading on the NYSE at 4:00 p.m. Eastern Time.  The NAV per share of each Fund is the value of that Fund’s assets, less its liabilities, divided by the number of outstanding shares of that Fund.

In general, the value of a Fund’s portfolio securities is the market value of such securities. However, a Fund may use pricing services to determine market value.  If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Funds’ Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  The Fund may invest in Underlying Funds.  The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Epiphany Funds Prospectus Class N & I	Page 32

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Funds will typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders.  The Epiphany FFV Fund, Epiphany FFV Focused Fund, and the Epiphany Core Equity Fund will distribute dividends quarterly and capital gains annually.  The Epiphany FFV Strategic Income Fund will distribute dividends monthly and capital gains annually.  These distributions are automatically reinvested in the Fund from which they are paid unless you request cash distributions on your application or through a written request to the Fund.  Reinvested dividends and distributions receive the same tax treatment as those paid in cash.  If you are interested in changing your election, you may call the Funds’ transfer agent at 1-877-977-3747 or send a written notification to:

Epiphany Funds
c/o Matrix Fund Services
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA  19090-1904

Taxes

In general, selling shares of any of the Funds and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when the Funds are about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  The Funds may produce capital gains even if they do not have income to distribute and performance has been poor.

Early each year, the Funds will mail you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

Epiphany Funds Prospectus Class N & I	Page 33

PRIOR PERFORMANCE OF THE SUB-ADVISER

Provided below is a composite showing the historical performance including all client accounts with a similar investment strategies managed by the Sub-Adviser according to the same investment goal and substantially similar investment strategies and policies as those of the Epiphany Core Equity Fund (called the "Dana Large Cap Strategy").  For comparison purposes the performance composite is measured against the Dana Large Cap Strategy's benchmark, which is the Standard & Poor’s 500 Index.

This information is provided to illustrate the past performance of Dana Investment Advisor, Inc. in managing client accounts in a substantially similar manner as the Epiphany Core Equity Fund but does not represent the performance of the Epiphany Core Equity Fund.  Past performance is no guarantee of future results.  Performance results may be materially affected by market and economic conditions.  Investors should not consider this performance data as an indication of future performance of the Epiphany Core Equity Fund, or the return an individual investor might achieve by investing in the Epiphany Core Equity Fund.

The Fund’s results may be lower than the composite performance figures shown because of, among other things, differences in fees and expenses.  The Fund’s results may also be lower because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 or the Internal Revenue Code, which, if applicable, could have adversely affected the performance of the client accounts.

The Dana Large Cap Strategy performance composite includes all client accounts managed by the Sub-Adviser with investment strategies, objectives and policies substantially similar to the Epiphany Core Equity Fund.  The performance results are calculated according to the Global Investment Performance Standards (GIPS).  GIPS standards differ from those of the SEC.  The composite information has been audited through [date].  The composite performance is presented "net" of fees (subtracting the impact of all account maximum fees and expenses).

Dana Large Cap Strategy
Annual Total Returns

[TO BE UPDATED]
Years Ended [date]	Net of Fees	S&P 500 Index
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009

Epiphany Funds Prospectus Class N & I	Page 34

Average Annual Total Returns (through [date])

[TO BE UPDATED]
	Net of Fees	S&P 500 Index
YTD
1 year
3 year
5 year
Since Inception (6/29/1999)
Cumulative

* The benchmark is the S&P 500 Index, which is a capitalization-weighted unmanaged index of 500 widely traded stocks, created by Standard & Poor’s, and considered to represent the performance of the stock market in general.   The benchmark is unmanaged and does not incur fees or expenses.  It is not possible to invest in an index, but you may be able to invest in exchange traded funds or other securities that attempt to replicate the holdings and performance of a particular index.

Epiphany Funds Prospectus Class N & I	Page 35

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Funds’ financial performance since their inception.  Certain information reflects financial results for a single share of a Fund.  Total return represents the rate you would have earned (or lost) on an investment a Fund assuming reinvestment of all dividends and distributions.  The information was audited by Sanville & Company whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request. [TO BE UPDATED BY SUBSEQUENT AMENDMENT]

Epiphany Funds Prospectus Class N & I	Page 36

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect.  The Funds collect the following nonpublic personal information about you:

•
Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•
Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.  The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Epiphany Funds Prospectus Class N & I	Page 37

EPIPHANY FUNDS Trinity Fiduciary Partners, LLC 2214 Michigan Ave., Suite E Arlington, TX 76013 800-320-2185 www.epiphanyfund.com

Shareholder Statements and Reports
Epiphany Funds or your brokerage firm or other intermediary will send you transaction confirmation statements and quarterly account statements.  Please review these statements carefully.

To reduce expenses and conserve natural resources, Epiphany Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family.  If you would like to receive separate mailings, please call 1-877-977-3747 and Epiphany Funds will begin individual delivery within 30 days after Epiphany Funds receives your instructions.

Semi-annual reports will be prepared as of April 30 and annual reports as of October 31 each year.  In addition, you may periodically receive proxy statements and other reports.

Electronic copies of financial reports and prospectuses are available.  To participate (or end your participation) in the Funds’ electronic delivery program, please visit www.epiphanyfund.com.

For More Information
Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference (and therefore legally a part of this Prospectus), contains detailed information on the policies and operations of the Funds, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the performance results of the Funds as of the latest semi-annual or annual fiscal year end.

Call Epiphany Funds at 1-877-977-3747 or visit www.epiphanyfund.com to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Funds and to make shareholder inquiries.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21962

Epiphany Funds

Epiphany Funds
Statement Of Additional Information

February __, 2010

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the Prospectus for the Epiphany Funds dated February ___, 2010.  A copy of the Prospectus can be obtained at no charge by writing the transfer agent, Matrix Fund Services, 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090, or by calling 1-877-977-3747.  The Funds’ Prospectus is incorporated by reference into this SAI.

Page
DESCRIPTION OF THE TRUST AND FUND	1
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS	2
MANAGEMENT OF THE FUND	11
CODE OF ETHICS	14
SALES CHARGES	14
DISTRIBUTION PLANS	16
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	17
INVESTMENT ADVISORY AND OTHER SERVICES	17
BROKERAGE ALLOCATION AND OTHER PRACTICES	22
DISCLOSURE OF PORTFOLIO HOLDINGS	23
DETERMINATION OF SHARE PRICE AND PUBLIC OFFERING PRICE	24
REDEMPTION IN-KIND	25
TAX CONSEQUENCES	25
PROXY VOTING POLICIES AND PROCEDURES	26
FINANCIAL STATEMENTS	24
PROXY VOTING POLICY OF THE ADVISER	A-1

DESCRIPTION OF THE TRUST AND FUND

Epiphany Funds (the “Trust”) currently offers four series of shares, Epiphany FFV Fund, Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund, and Epiphany Core Equity Fund (individually a “Fund” and collectively the “Funds”).  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 27, 2006 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The investment adviser to the Funds is Trinity Fiduciary Partners, LLC (the “Adviser”).

The Funds do not issue share certificates.  All shares are held in non-certificated form registered on the books of the Funds and the transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Each Fund offers four classes of shares:  Class A, Class C, Class I and Class N shares.   Each share class represents an interest in the same assets of a particular Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (v) certain classes offer different features and services to shareholders and  may have different investment minimums.  The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of the Funds have equal liquidation rights.  The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected.  All shares of the Funds are subject to involuntary redemption if the Trustees determine to liquidate the Funds.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

Epiphany Funds S.A.I.

For information concerning the purchase and redemption of shares of the Funds, see “Purchasing Shares” and “Redeeming Shares” in the Prospectus.  For a description of the methods used to determine the share price and value of the Funds’ assets, see “Investing with Epiphany – Purchasing Shares” and “Calculating Share Price” in the Prospectus and “Determination of Share Price” in this SAI.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks are discussed in the Prospectus.  This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use, as described in the Risk/Return Summary in the Prospectus.  Additional non-principal strategies and risks also are discussed here.

Cash and Cash Equivalents

All of the Funds may hold cash or invest in cash equivalents.  Cash equivalents include commercial paper (for example, short term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies, or bank/corporation sponsored conduits (asset-backed commercial paper)); short term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)); or bank notes; savings association and saving bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); securities of the U.S. government, its agencies, or instrumentalities that mature, or may be redeemed, in one year or less, and; corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Equity Securities

All of the Funds may hold equity securities.  Equity securities consist of common stock, convertible preferred stock, rights and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser.  As a result, the return and net asset value of the Funds will fluctuate.  Securities in the Funds portfolios may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.  Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Insured Bank Obligations

The Funds may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Funds may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Epiphany Funds S.A.I.

Investment Company Securities

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended and the Funds’ investment objectives.  Other investment companies, including ETFs, open-end mutual funds and closed-end mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Funds.  As a result, to the extent the Funds invest in ETF and other investment companies, the cost of investing in the Funds will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and other investment company is subject to its own specific risks, depending on the nature of the fund.

Mutual Fund Risk.  Mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing will be higher than the cost of investing directly in a mutual fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Mutual funds are also subject management risk because the adviser to the underlying mutual fund may be unsuccessful in meeting the fund's investment objective and may temporarily pursue strategies which are inconsistent with the Fund's investment objective.

Closed-end Fund Risk.  The value of the shares of closed-end funds may be lower than that value of the portfolio securities held by the closed-end fund.  Closed-end funds may trade infrequently, with small volume, which may make it difficult for the Fund to buy and sell shares.  Also, the market price of closed-end funds tends to rise more in response to buying demand and fall more in response to selling pressure that is the case with large capitalization equity securities.

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund.  As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting performance.  Additional risks of investing in ETFs are described below:

ETF Strategy Risk:  Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and commodities.

Net Asset Value and Market Price Risk:  The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

Tracking Risk:  ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs in which a Fund invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

Epiphany Funds S.A.I.

Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, the Funds may invest only up to 5% of its total assets in the securities of any one investment company (exchange traded fund ("ETF") or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the “3% Limitation”) or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, provides that the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Funds (or the Adviser acting on behalf of the Funds) must comply with the following voting restrictions:  when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

In addition, each Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority ("FINRA") for funds of funds.

Money Market Instruments

All the Funds may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities.  Although changes in interest rates may change the market value of a security, each Fund expects those changes to be minimal with respect to those securities, which are often purchased for defensive purposes.  However, even though money market instruments are generally considered to be high-quality, low risk investments, recently a number of issuers of money market and money market-type instruments have experienced financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans.  REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property).  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified outside of real estate, and are subject to heavy cash-flow dependency, risks of default by borrowers, and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the code) and failing to maintain their exemptions from registration under the 1940 Act.

Epiphany Funds S.A.I.

Obligations Backed by the U.S. Government

U.S. government obligations include the following types of securities:

1.  U.S. Treasury Securities.  U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.  For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality.  Such securities are subject to variations in market value do to fluctuations in interest rates, but, if held to maturity, will be paid in full.

2. Federal Agency Securities.  The securities of certain U.S. government agencies and government sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.  Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), Veteran’s Administration (VA), the Federal Housing Administration (FHA), the Export/Import Bank, the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC), and the Small Business Administration (SBA).

Other Federal Agency Obligations

Additional federal agency securities are not either direct obligations of, nor guaranteed by, the U.S. government.  These obligations include securities issued by certain U.S. government agencies and government sponsored entities.  However, they generally involve some form of federal sponsorship:  some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity.  These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority, and Federal Farm Credit Bank System.

When-Issued, Forward Commitments and Delayed Settlements

The Funds may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Funds’ custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund subsequently may be required to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Funds will segregate liquid assets to satisfy its purchase commitments in the manner described, the Funds’ liquidity and the ability of the Adviser to manage them may be affected in the event the Funds’ forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

Epiphany Funds S.A.I.

The Funds will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Funds may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Funds on the settlement date. In these cases the Funds may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Investments Specific to the Strategic Income Fund

Debt Securities

Debt securities are used by issuers to borrow money.  Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity.  Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity.  The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity.  In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.  Certain additional risk factors relating to debt securities are discussed below:

1.
Sensitivity to Interest Rate and Economic Changes.  Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes.  Generally, debt securities that are lower in an issuers’ capital structure will be more sensitive to interest changes.  In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing, and to service their principal and interest payment obligations.  Periods of economic change and uncertainly also can be expected to result in increased volatility of market prices and yields of certain debt securities.  For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

2.
Payment Expectations.  Debt securities may contain redemption or call provisions.  If an issuer exercises these provisions in a lower interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in decreased income to investors.  If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it.

3.
Liquidity and Valuation.  There may be little trading in the secondary market for particular debt securities, which may affect adversely the Fund’s ability to value accurately or dispose of such debt securities.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Epiphany Funds S.A.I.

The investment adviser attempts to reduce the risks described above through diversification of the Fund’s portfolio and credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Derivative Instruments

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategy.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset.  The adviser may decide not to employ any of these strategies and there is no assurance that any derivative strategy used by the Fund will succeed.  Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, difficulties in valuation, leverage risk and the risk that the use of derivatives could result in significantly greater losses or lower income or gains than if they had not been used.  Several types of derivative instruments in which the Fund may invest are described in more detail below.  However, the Fund is not limited to investment in these instruments.

1.
Futures Contracts.  Futures transactions involve a Fund buying or selling futures contracts.  A futures contract is an agreement between two parties to buy and sell a particular security, commodity, currency or other asset, or group or index of securities, commodities, currencies or other assets, for a specified price on a specified future date.  A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash (depending on whether the contract calls for physical delivery or cash settlement) at the time and in the amount specified in the contract.  Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract.  If the price of the sale of the futures contract by the Fund is less than the price of the offsetting purchase, the Fund will realize a loss.  A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date.  Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

2.
Options.  Options transactions may involve the Fund’s buying or writing (selling) options on securities, futures contracts, securities indices (including futures on securities indices) or currencies.  The Fund may engage in these transactions either to enhance investment return or to hedge against changing in the value of other assets that it owns or intends to acquire.

3.
Swap Transactions. The Fund may enter into a variety of swap agreements, including but not limited to, interest rate, index, commodity, equity-linked, credit default, credit-linked and currency exchange swaps.  Depending on the structure of the swap agreement, the Fund may enter into swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, to gain exposure to one or more securities, currencies, commodities, or interest rates, to protect against or attempt to take advantage of currency fluctuations, to protect against any increase in the price of securities that the Fund anticipates purchasing at a later date, to efficiently gain exposure to certain markets, to add economic leverage to the Fund’s portfolio, or to shift the Fund’s investment exposure from one type of investment to another.

4.
Credit Default Swaps.  The Fund may enter into credit default swap agreements, which may have as reference obligations one or more debt securities or an index of such securities.  In a credit default swap, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of payments over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation.  If a credit event occurs, the protection seller must generally pay the protection buyer the “par value” (the agreed upon notional value) of the referenced debt obligation in exchange for an equal face amount of deliverable reference obligations.  The Fund may be either the protection buyer or protection seller in a credit default swap.

Epiphany Funds S.A.I.

Foreign Bonds

The Fund may invest in corporate bonds and sovereign bonds issued outside the United States which may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional, and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  The risks described above may be heightened in connection with investments in developing countries and emerging markets.  Historically, the markets of developing countries have been more volatile than the markets of developed countries.  The Fund may invest in securities of issuers in developing countries only to a limited extent.

Pass-Through Securities

The Fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment.  Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer, or any guarantor of the securities.  Pass-through securities may have either fixed or adjustable coupons.  These securities include:

1.
Mortgage Backed Securities.  These securities may be issued by U.S. government agencies and government sponsored entities such as Ginnie Mae, Fannie Mae, and Freddie Mac, and by private entities.  The payment of interest and principal of mortgage backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac).  However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.  Mortgage backed securities issued by private entities are structured similarly to those issued by U.S. government agencies.  However, these securities and the underlying mortgages are not guaranteed by any government agencies.  These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies.

2.
Collateralized Mortgage Obligations (CMOs).  CMOs are also backed by a pool of mortgages or mortgage loans which are divided into two or more separate bonds issues.  CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages.  Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates.

Epiphany Funds S.A.I.

3.
Asset Backed Securities.  These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases.  Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party.  The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times, the financial condition of the issuer.

Restricted or Illiquid Securities

The Fund may purchase securities subject to restrictions on resale.  Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering.  Restricted securities held by the Fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for re-sales to “Qualified Institutional Buyers”.

Securities with Equity and Debt Characteristics

The Fund may invest in securities that have a combination of equity and debt characteristics.  These securities may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks, or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend.  Because convertible securities have both equity and debt characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.  Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation.

Investment Restrictions

Fundamental Investment Limitations.  The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund.  As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of a Fund means the lesser of:  (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).

1.           Borrowing Money.  No Fund will borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.           Senior Securities. No Fund will issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Epiphany Funds S.A.I.

3.           Underwriting.  No Fund will act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.           Real Estate.  No Fund will purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.           Commodities.  No Fund will purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.           Loans.  No Fund will make loans to other persons, except:  (a) by loaning portfolio securities (limited at any given time to no more than one-third of the Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.           Concentration.  No Fund will invest 25% or more of its total assets in a particular industry or group of industries.  The Fund will not invest 25% or more of its total assets in any investment company that concentrates.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.           Diversification.  A Fund will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Epiphany Funds S.A.I.

Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1.           Pledging.  No Fund will mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.           Borrowing.  No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

3.           Margin Purchases.  No Fund will purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

4.           Illiquid Investments.  No Fund will invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

5.           Short Sales.  No Fund will make short sales of securities.

MANAGEMENT OF THE FUND

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of the date of this SAI, the “Fund Complex” is made up of the following series: Epiphany FFV Fund, Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund, and Epiphany Core Equity Fund.  The Board generally meets four times a year to review the progress and status of the Funds.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name Address and Age	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee1	Other Directorships Held by Trustee
Robert J. Mitchell 306 W. 7th Street Suite 888 Fort Worth, Texas 76102 Age: 61	Trustee	Indefinite/ December 1, 2006- present	Insurance Producer, Mitchell & Moroneso Insurance Services, Inc., since 1988.	4	Principal, Board Member, Mitchell & Moroneso IS, Inc.
William Reichenstein Baylor University Hankamer School of Business Waco, Texas 76798-8004 Age: 56	Trustee	Indefinite/ December 1, 2006 - present	Professor of Investments, Baylor University, since 1990. Principal, Retiree, Inc. since 2008.	4	Independent Director, CM Advisors Family of Funds
Joseph Kenneth Dalton 3613 Lands End St., Fort Worth, Texas 76109 Age: 68	Trustee	Indefinite/ June 22, 2009 - present	Retired	4	Independent Director, Rydex Mutual Funds and Rydex Variable Annuities; Independent Director, AA Sleeper Cab Co.

1The “Fund Complex” consists of the Epiphany FFV Fund, the Epiphany FFV Focus Fund, the Epiphany FFV Strategic income Fund and the Epiphany Core Equity Fund.

Epiphany Funds S.A.I.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Age	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee1	Other Directorships Held by Trustee
Samuel J. Saladino III 2 306 W. 7th Street Suite 616 Fort Worth, TX 76102 Age: 35	President, Chairman and Trustee	Indefinite/ December 1, 2006 – present (Trustee since September 27, 2006)	Chief Executive Officer, Trinity Fiduciary Partners, LLC, investment adviser, since 2005. Owner, Ameriprise, financial planning, 1995-2004.	4	None
David F. Ganley 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 62	Chief Compliance Officer and Secretary	Indefinite/ December 1, 2006 - present
Senior Vice President, Matrix Capital Group, Inc., financial services, since 2005. Secretary and Treasurer and Chief Compliance Officer, Catalyst Funds, mutual fund, since 7/2006. Chief Compliance Officer, Congressional Effect Fund, mutual fund, since 5/2008.  Chief Compliance Officer, Halter Pope USX China Fund, mutual fund, since 2005. Chief Compliance Officer, The Blue and White Fund, mutual fund, 2004 -1/2006. Financial Principal, Shipley Raidy Capital Partners, broker/ dealer 2001-2005. President, Treasurer and Director, InCap Securities, Inc., broker/ dealer 2001- 2005. Financial Principal, Prisol Securities Inc., broker-dealer, 2001-2005.
Chief Administrative Officer, InCap Service Company, financial services, 2001-2004.
				N/A	N/A
Larry E. Beaver, Jr. 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 39	Chief Financial Officer and Treasurer	Indefinite/ 2007 - present
 Director of Mutual Fund Accounting & Administration for Matrix Fund Services since 2007.  Mr. Beaver served in various other capacities with Matrix from 2005-2007. From 2001-2005 Mr. Beaver was employed in a similar capacity by InCap Service Company and its predecessor company Declaration Group.
				N/A	N/A

1 The “Fund Complex” consists of the Epiphany FFV Fund, the Epiphany FFV Focus Fund, the Epiphany FFV Strategic income Fund and the Epiphany Core Equity Fund.

2 Samuel J. Saladino III is considered an “Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and Chief Executive Officer of the Fund’s investment adviser.

Epiphany Funds S.A.I.

The Trust’s audit committee consists of Robert J. Mitchell, William Reichenstein, and Kenneth Dalton.  The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Funds, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of the Funds’ financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Funds’ independent auditors and the full Board of Trustees.  None of the audit committee members are “Interested” as defined in the Investment Company Act of 1940, as amended.  For the fiscal year ended October 31, 2009, the Audit Committee met two (2) times.

Epiphany Funds S.A.I.

As of October 31, 2009, the Trustees beneficially owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Fund Shares Owned	Fund Name	Aggregate Dollar Range of Securities In Trust1
Robert J. Mitchell	None		None
William Reichenstein	$10,001 to $50,000	Epiphany FFV Fund	$10,001 to $50,000
Kenneth Dalton	None		None
Samuel J. Saladino III	None		None

The following table describes the compensation paid to the Trustees for the Trust’s fiscal year ended October 31, 2009.  Trustees of the Funds who are deemed “interested persons” of the Trust receive no compensation from the Funds.

Name	Aggregate Compensation from the Epiphany Funds	Total Compensation from Trust1
Robert J. Mitchell	$2,800	$2,800
William Reichenstein	$2,800	$2,800
Samuel J. Saladino III	None	None
Kenneth Dalton	$700	$700

1.  The Trust is comprised of the Epiphany Funds.

CODE OF ETHICS

Pursuant to the requirements of Rule 17j-1 under the Investment Company Act of 1940, as amended, and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Funds, the Funds, the Underwriter, the Adviser and the Sub-Adviser have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Funds, the Underwriter, the Adviser and the Sub-Adviser are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Funds.

SALES CHARGES

Dealer Commissions

The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell shares of the Funds and/or shares of other funds distributed by the principal underwriter.  In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares.  In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers.  The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice.  During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Epiphany Funds S.A.I.

Statement of Intention

If it is anticipated that $50,000 or more of Class A shares will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum.  Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement.  If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested.  A Statement of Intention does not obligate the shareholder to purchase or the Funds to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention.  If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference.  If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.  Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder.  This refund will be made by the investment dealer and the principal underwriter.  If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation

Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Class C, Class I and/or Class N shares of the Fund.  The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate amount of the purchase.  Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held for the benefit of any such persons in trust or fiduciary accounts (including retirement accounts) or omnibus or “street name” accounts, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level.  For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege.  Confirmation of the order is subject to such verification.  The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Tax-Deferred Retirement Plans

Class A and Class C shares are available for purchase in connection with certain tax-deferred retirement plans.  Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter.  This information should be read carefully and consulting with an attorney or tax adviser may be advisable.  The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan.  Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter.  Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Epiphany Funds S.A.I.

DISTRIBUTION PLANS

The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for its Class A shares (the “Class A Plan”) and its Class C shares (the “Class C Plan),” collectively (the “Plans”).  Each Plan permits a Fund to pay the Adviser for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually under the Class A Plan is 0.25% of the average daily net assets of Class A shares.  The amount payable annually under the Class C Plan is 1.00% of the average daily net assets of Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a service fee).

Under the Plans, the Trust may engage in any activities related to the distribution of shares of the Funds, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Funds, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Funds; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of shares of the Funds; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Funds for recipients other than existing shareholders of the Funds; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plans.

The Class C Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of the average daily net assets of Class C shares for personal services, and/or the maintenance of shareholder accounts.  The Funds may compensate securities dealers or other financial intermediaries, financial institutions, investment advisers and others that (a) hold Class C shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Funds and their shareholders or (b) render shareholder support services not otherwise provided by the Funds’ transfer agent, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Funds, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request.

The Trustees expect that the Plans could significantly enhance the Funds’ ability to expand the distribution of its shares.  It is also anticipated that an increase in the size of the Funds will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist the Funds in seeking to achieve their investment objectives.

Each Plan has been approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person.  Continuation of each Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the Funds, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees.  For the fiscal period ended October 31, 2009, the Funds expended the following amounts for distribution expenses:  Compensation to brokers $3,127 (including $142 to Matrix Capital); Compensation to Underwriter $0.00.

Epiphany Funds S.A.I.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 31, 2009, the following shareholders owned of record or beneficially more than 5% of the outstanding shares of a Fund.  Shareholders owning more than 25% of the shares of a Fund are considered to “control” the Fund as that term is defined under the Investment Company Act of 1940, as amended.  Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

Shareholder	Class	Fund	% Owned
Charles Schwab & Co. San Francisco, CA	N Class	Epiphany FFV Fund	48.15%
George H. Foley c/o Epiphany Funds	A Class	Epiphany FFV Fund	53.70%
Legent Clearing	A Class	Epiphany FFV Fund	46.30%
Patricia Vinje	C Class	Epiphany FFV Fund	100.00%

Management Ownership

As of October 31, 2009, the Trustees and officers owned of record or beneficially less than 1.00% of the outstanding shares of any of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser

The trustees selected Trinity Fiduciary Partners, LLC as the investment adviser to the Funds.  As managing member and owner of a controlling interest, Samuel Saladino retains control over the operations of the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Epiphany FFV Fund, Epiphany FFV Focused Fund, and Epiphany Core Equity Fund, and a rate of 0.50% for the Epiphany FFV Strategic Income Fund.  For the fiscal period ended October 31, 2007, the Adviser received $0 in advisory fees, after waivers.  For the fiscal period ended October 31, 2008, the Adviser received $0 in advisory fees, after waivers. For the fiscal period ended October 31, 2009, the Adviser received $0 in advisory fees, after waivers.

Epiphany Funds S.A.I.

The Agreement will continue for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Funds. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

Sub-Adviser

The Adviser has contracted with a sub-adviser, Dana Investments, Inc., to provide portfolio management to the Funds. Dana Investment Advisors, Inc, located at 15800 W. Bluemound Road Suite 250 Brookfield, WI 53005-6026 is a 100% employee-owned, Sub Chapter S Corporation, became an SEC Registered Investment Advisor on April 1, 1985.  The firm has over 2,500 retail and institutional clients throughout the United States.  As of December 31, 2009, Dana had $[update] billion in assets under management.

Under the terms of the sub-advisory agreement (the “Sub-Advisory Agreement”), the Sub-Adviser, subject to the supervision of the Adviser and Board of Trustees of the Trust, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies.  The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.075% of the average daily net assets of the Epiphany FFV Fund, 0.5625% of the average daily net assets of the Epiphany FFV Focused Fund, 0.375% of the average daily net assets of the Epiphany FFV Strategic Income Fund and 0.6375% of the average daily net assets of the Epiphany Core Equity Fund.

The Sub-Advisory Agreement will continue for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Funds. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

Portfolio Management

Each of the Portfolio Managers is also responsible for managing other account portfolios in addition to the respective Funds that they manage.  Management of other accounts in additions to the Funds can present certain conflicts of interest, including those associated with different fee structures and various trading practices.  The Adviser has implemented specific policies and procedures to address any potential conflicts.

The Adviser and Sub-Adviser manage certain accounts, including private investment funds  for which part of its fee is based on the performance of the account/fund (“Performance Fee Accounts”).  As a result of the performance based fee component, the Adviser may receive additional revenue related to the Performance Fee Accounts.  None of the Portfolio Managers receive any direct incentive compensation related to their management of the Performance Fee Accounts; however, revenues from Performance Fee Accounts management will impact the resources available to compensate Portfolio Managers and all staff.

Epiphany Funds S.A.I.

The following tables indicate the number of accounts and assets under management (in millions) for each type of account as of October 31, 2009.

Sam Saladino, Portfolio Manager, Epiphany FFV Fund, Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund, Epiphany Core Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0		0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	27	0		0

Duane Roberts, Portfolio Manager, Epiphany FFV Fund, Epiphany FFV Focused Fund, Epiphany Core Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	460	1	$583	$.5

Greg Dahlman, Portfolio Manager, Epiphany Core Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	0	$19	0
Other Accounts	0	0	$630	0

Epiphany Funds S.A.I.

David Stamm, Portfolio Manager, Epiphany Core Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	172	0	$305	0

Michael Honkamp, Portfolio Manager, Epiphany FFV Strategic Income Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	246	0	$423.6	0

Robert Leuty, Portfolio Manager, Epiphany FFV Strategic Income Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	1	$20	$20
Other Accounts	30	1	$230	$2

J. Joseph Veranth, Portfolio Manager, Epiphany FFV Strategic Income Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	85	2	$650	$4.5

Epiphany Funds S.A.I.

The Adviser and Sub-Adviser do not believe that any material conflicts of interest exist as a result of the portfolio managers advising the Funds and the other accounts listed above.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts.  The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts.   Another potential conflict of interest may arise where another account has the same investment objective as one of the Funds, whereby the portfolio manager could favor one account over another.  Further, a potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Fund.  These potential conflicts of interest could create the appearance that a portfolio manager is favoring one investment vehicle over another.

All portfolio managers are paid by their adviser a competitive base salary based on experience, external market comparison to similar positions, and other business factors.  As an owner of the Adviser, Mr. Saladino’s total compensation includes a salary and a portion of the Adviser's profits.

The following table shows the dollar range of equity securities beneficially in the Funds owned by Portfolio Managers as of October 31, 2009.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Epiphany FFV Fund	Dollar Range of Equity Securities in the Epiphany FFV Focused Fund	Dollar Range of Equity Securities in the Epiphany FFV Strategic Income Fund	Dollar Range of Equity Securities in the Epiphany Core Equity Fund
Samuel J. Saladino, III	None	None	None	None
Duane Roberts	None	None	None	None
Greg Dahlman	None	None	None	None
David Stamm	None	None	None	None
Michael Honkamp	None	None	None	None
Robert Leuty	None	None	None	None
J. Joseph Veranth	None	None	None	None

Epiphany Funds S.A.I.

Custodian

The Huntington National Bank, 7 Easton Oval, Columbus, Ohio, 43219, serves as custodian (“Custodian”) to the Funds.  The Custodian acts as the Funds’ depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties.

Fund Services

Matrix Fund Services (“MFS” or “Transfer Agent” or “Fund Accounting Agent” or “Administrator”), a division of Matrix Capital Group Inc., the Fund's Distributor, provides the Fund with transfer agent, accounting, compliance and administrative services.  MFS is located at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090.  MFS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  In addition, MFS provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services, administrative services, and compliance services.  For these services, the Funds pay MFS $25,000 annually. For the fiscal year ended October 31, 2009, MFS earned $36,893 for such services including out of pocket expenses.  For compliance services, the Funds pay MFS $18,000 annually plus out of pocket expenses.  For the fiscal year ended October 31, 2009, MFS earned $18,000 for compliance services.

Independent Registered Public Accounting Firm

The firm of Sanville & Company (“Auditors”), 1514 Old York Road, Abington, PA 19001, has been selected as independent registered public accounting firm for the Funds for the fiscal year ending October 31, 2009.  Sanville & Company will perform an annual audit of the Fund’s financial statements and provides financial, tax and accounting services as requested.

Legal Counsel

Thompson Hine LLP (“Legal Counsel”), 312 Walnut Street, 14th floor, Cincinnati, Ohio 45202, serves as counsel for the Trust and the independent Trustees.

Distributor

Matrix Capital Group, ("Distributor"), 335 Madison Avenue, 11th floor, New York, NY  10017, serves as the principal underwriter of the Trust pursuant to a Distribution Agreement dated December 1, 2006.  Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to the Trust, such continuance is approved at least annually by (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

The Distributor enters into selling agreements with intermediaries that solicit orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives annual compensation of $6,000 under the Distribution Agreement with the Trust.

Epiphany Funds S.A.I.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Adviser or Sub-Adviser is responsible for the Funds’ portfolio decisions and the placing of the Funds’ portfolio transactions.  In placing portfolio transactions, the Adviser or Sub-Adviser seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser or Sub-Adviser generally seek favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser or Sub-Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser or Sub-Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser or Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Adviser’s or Sub-Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.  The Adviser or Sub-Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser or Sub-Adviser may place portfolio transactions with brokers or dealers that promote or sell the Funds’ shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser or Sub-Adviser in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser or Sub-Adviser in connection with its services to the Funds.  Although research services and other information are useful to the Funds and the Adviser or Sub-Adviser, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Adviser or Sub-Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser or Sub-Adviser of performing its duties to the Funds under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When one of the Funds and another of the Adviser’s or Sub-Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis.  Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.  The Adviser or Sub-Adviser may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Adviser or Sub-Adviser believes an adjustment is reasonable.

Epiphany Funds S.A.I.

For the period ended October 31, 2007, the Epiphany FFV Fund paid $2,967 in brokerage commissions. For the period ended October 31, 2008, the Epiphany FFV Fund paid $2,336 in brokerage commissions. For the period ended October 31, 2009, the Epiphany FFV paid ____ in brokerage commissions.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds are required to include a schedule of portfolio holdings in the annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of a Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).  The Funds may enter into ongoing arrangements to release portfolio holdings to rating agencies, such as Morningstar or Lipper, in order for the agencies to assign a rating or ranking to the Funds.  Portfolio holdings will be supplied to rating agencies no more frequently than quarterly and only after the Funds have filed a Form N-CSR or Form N-Q with the SEC.

Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis (with no lag time) to the Adviser, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Funds.   The Adviser, Sub-Adviser, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds.   The Auditors and Legal Counsel receive portfolio holdings information in connection with their review of Forms N-CSR and N-Q.  The Funds disclose portfolio holdings to its proxy voting services (if applicable), printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Funds, the Adviser, the Sub-Adviser, the Transfer Agent, the Fund Accounting Agent, the Custodian the Auditors and Legal Counsel are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Funds’ portfolio holdings without the specific approval of the Board.  To address conflicts of interest between shareholders on the one hand and those of service providers on the other, any party wishing to release portfolio holdings information on an ad hoc or special basis must  submit any proposed arrangement to the Board, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Funds’ shareholders, (ii) the information will be kept confidential (based on the factors discussed below),  (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of shareholders of the Funds and those of the Adviser or Sub-Adviser, or any affiliated person of the Funds or the Adviser or Sub-Adviser. Additionally, the Adviser or Sub-Adviser, and any affiliated persons of the Adviser or Sub-Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Funds’ portfolio holdings.  The Funds’ Chief Compliance Officer monitors compliance with these procedures, and reviews their effectiveness on an annual basis.

Epiphany Funds S.A.I.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv)  understandings or expectations between the parties that the information will be kept confidential.  The agreements with the Funds’ Adviser, Sub-Adviser, Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Funds’ portfolio holding and the duty not to trade on the non-public information.  The Funds believe, based upon their size and history, that these are reasonable procedures to (i) protect the confidentiality of the Funds’ portfolio holdings, (ii) provide sufficient protection against personal trading based on the information, and (iii) address conflicts of interest between shareholders on the one hand and those of service providers on the other.

DETERMINATION OF SHARE PRICE AND PUBLIC OFFERING PRICE

The price (net asset value) and the public offering price (net asset value plus the applicable sales charge) of the shares of the Funds is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.  For a description of the methods used to determine the net asset value, see “Calculating Share Price” in the prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Lacking a last sale price or Official Closing Price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Epiphany Funds S.A.I.

REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash.  However, if the amount redeemed is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

TAX CONSEQUENCES

The Funds intend to qualify under Subchapter M of the Internal Revenue Code.  Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Funds, by paying out substantially all of their investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a “regulated investment company” under Sub-Chapter M, at least 90% of a Fund’s income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of a Fund’s total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security’s purchase. Not qualifying under Subchapter M of the Internal Revenue Code would cause the Funds to be considered a personal holding company subject to normal corporate income taxes.  The Funds then would be liable for federal income tax on the capital gains and net investment income distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Funds.   Any subsequent dividend distribution of the Funds’ earnings after taxes would still be taxable as received by shareholders. The Jobs and Growth and Tax Relief Reconciliation Law of 2003 reduced the rate on “qualifying dividends” to 15% (5% for those in 10% or 15% income tax bracket). The Funds may invest in companies that pay “qualifying dividends.”  Investors in the Funds may benefit from the new tax bill and its lower tax rate on taxable quarterly dividend payments, attributable to corporate dividends, distributed by the Funds.

Tax Distribution: The Funds’ distributions (capital gains and dividend income), whether received by shareholders in cash or reinvested in additional shares of a Fund, may be subject to federal income tax payable by shareholders. All income realized by the Funds including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board of Trustees. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Funds.

Federal Withholding: The Funds are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Funds that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Adviser.  The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Funds’ shareholders, and those of the Adviser or an affiliated person of the Adviser.  In such a case, the Trust’s policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  The Adviser shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the adviser’s proxy voting policies.  The Board of Trustees shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of shareholders of the Funds.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how a Fund’s vote will be cast.

Epiphany Funds S.A.I.

The Adviser’s policies and procedures are attached as Appendix A.

MORE INFORMATION.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 1-877-977-3747.  The information also will be available on the SEC’s website at www.sec.gov.  In addition, a copy of the Trust’s proxy voting policies and procedures are also available by calling 1-877-977-3747 and will be sent within three business days of receipt of a request.

Epiphany Funds S.A.I.

FINANCIAL STATEMENTS

The financial statements and independent auditors report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust’s Annual Report to Shareholders for the period ended October 31, 2009. The Trust will provide the Annual Report without charge at written or telephone request.

Epiphany Funds S.A.I.

APPENDIX A
PROXY VOTING POLICY OF THE ADVISER

The following guidelines indicate the positions that will be taken by the Adviser on proxy ballot issues and how we plan to vote shares held by the Funds.  We do not delegate our proxy voting authority or rely solely on third-party recommendations to vote our shares.  We will consider the views of the management of portfolio companies, but we will seek to vote in a manner we feel is in both the best economic and ethical interest of our shareholders.

These guidelines do not include all potential voting issues and may be amended from time to time.

Promoting Human Dignity

We will vote for shareholder resolutions directed towards protecting and promoting human rights.  We would consider human rights to include encouraging companies to provide sufficient wages, working conditions, and other social benefits that enable their employees to meet basic human needs, and to encourage companies to promote fundamental human rights when they have operations in countries that have documented practices that deny or violate the human rights of its citizens.

We will vote for shareholder resolutions directed towards equal opportunities for minorities and women, including inclusion on corporate boards and among senior management.

We will vote for shareholder resolutions that encourage media companies to develop responsible and family-oriented program content.

Protecting the Environment

We will vote for shareholder resolutions which encourage companies to undertake reasonable and effective initiatives for energy conservation and the development of alternate renewable and clean energy resources.

We will vote for shareholder resolutions that reduce a company’s negative impact on the environment and that call for the elimination or substitution of toxic compounds use in their products.

Encouraging Corporate Responsibility

We will vote for shareholder resolutions that require companies to report on social and environmental performance and for adoption of Coalition for Environmentally Responsible Economics (CERES)

We will vote for shareholder resolutions directed towards adoption of corporate social responsibility guidelines within companies.

Corporate Governance

We will vote for resolutions that require Board membership to consist of a majority of Directors who are independent from management.

We will vote for resolutions to separate Chief Executive Officer and Chairman of the Board positions.

We will vote against directors who have attended less than 75% of the Board meetings or who have ignored a shareholder proposal that has gained a majority of the votes outstanding.

We will vote against ratification of the audit firm of a company in instances where consulting fees exceed audit fees.

We will vote against resolutions to allow U.S.-based corporations to reincorporate to a foreign country.

A-1

We will vote for bylaws requiring cumulative voting so that minority opinions can be represented on the Board.

We will vote for confidential shareholder voting.

We will vote against the creation of dual stock classes.

We will vote for proposals to allow shareholders space in proxy statements to state their views on contested issues.

We will vote issues of executive compensation on a case-by-case basis.

We will vote for shareholder resolutions requesting companies to review and report on executive compensation.

We will vote against severance packages that exceeds 2 times annual salary and bonus.

We will vote on stock option plans on a case-by-case basis, but will generally be supportive of plans that include a wider number of employees to participate and will generally not be supportive of plans that are heavily weighted toward executive management only.

We will vote for the use of reasonable performance-based stock options which tie executive compensation more closely to company performance.

We will vote for the authorization of additional common stock necessary to facilitate a stock split; we will evaluate proposals on reverse stock splits and the authorization of additional shares of common stock for reasons other than a stock split on a case-by-case basis.

We will vote for management proposals to institute open-market share repurchase plans on a case-by-case basis.

We will consider all merger and acquisitions on a case-by-case basis.

We will generally vote against any proposals that seek to deter a company from being acquired by another company.

A-2

PART C
OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(a.1)  Copy of Registrant's Declaration of Trust is incorporated by reference to Exhibit 23(a) to theRegistrant’s Statement on Form N-1A filed with the Securities Exchange Commission (“SEC”) onOctober 17, 2006.

(a.2.) Amendment to Declaration of Trust is incorporated by reference to Exhibit 23(a.2) to the Registrant’s Post-Effective Amendment No. 4 filed with the Securities Exchange Commission (“SEC”) on (date).

(a.3.) Amendment to Declaration of Trust to be filed by subsequent amendment.

(b) By-Laws. Copy of Registrant's By-Laws are incorporated by reference to Exhibit 23(b) to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 17, 2006.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(d.1)  Form of Management Agreement with Trinity Fiduciary Partners LLC is incorporated by reference to Exhibit 23(d)(1) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(d.2)  Form of Letter Agreement with Trinity Fiduciary Partners LLC is incorporated by reference to Exhibit 23(d)(2) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(d.3) Management Agreement with Trinity Fiduciary Partners LLC as to the Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(d.4) Letter Agreement with Trinity Fiduciary Partners LLC as to the Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(d.5)  Sub-Advisory Agreement with Dana Investment Advisors, Inc as to the Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(e) Underwriting Contracts. Distribution Agreement with Matrix Capital Group, Inc. is incorporated by reference to Exhibit 23(e) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Custody Agreement with The Huntington National Bank is incorporated by reference to Exhibit 23(g) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(h) Other Material Contracts.  Investment Company Services Agreement with Matrix Capital Group, Inc. is incorporated by reference to Exhibit 23(h) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(i) Legal Opinion.

(i.1.) Opinion of Counsel is incorporated by reference to Exhibit 23(i) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(i.2.) Consent of Counsel is filed herewith.

(i.3)  Opinion of Counsel as to new series to be filed by subsequent amendment.

(j) Other Opinions. Consent of Auditors to be filed by subsequent amendment.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Subscription Agreement of the Initial Investor is incorporated by reference to Exhibit 23(l) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(m) Rule 12b-1 Plan.

(m.1.)  Form of Class N Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to Exhibit 23(m)(1) to the Registrant's Post-Effective Amendment No. 1 filed with the SEC on May 18, 2007.

(m.2.) Form of Class A Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to Exhibit 23(m)(2) to the Registrant's Post-Effective Amendment No. 1 filed with the SEC on May 18, 2007.

(m.3) Form of Class C Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to Exhibit 23(m)(3) to the Registrant's Post-Effective Amendment No. 1 filed with the SEC on May 18, 2007.

(m.4.)  Class N Plan of Distribution Pursuant to Rule 12b-1 for Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(m.5.)  Class A Plan of Distribution Pursuant to Rule 12b-1 for Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(m.6.)  Class C Plan of Distribution Pursuant to Rule 12b-1 for Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(m.7.)  Class I Plan of Distribution Pursuant to Rule 12b-1 for Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(n) Rule 18f-3 Plan.

(n.1)  Form of Multi-Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit 23(n) to the Registrant's Pre-Effective Amendment No. 2 filed with the SEC on May 18, 2007.

(n.2)  Amended Multi-Class Plan Pursuant to Rule 18f-3 to be filed by subsequent amendment.

(o) Reserved.

(p) Code of Ethics.

(p.1) Code of Ethics for the Registrant and the Adviser is incorporated by reference to Exhibit 23(p)(1) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(p.2) Code of Ethics for Matrix Capital Group, Inc. is incorporated by reference to Exhibit 23(p)(2) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(p.3)Code of Ethics for Dana Investment Advisor, Inc. to be filed by subsequent amendment.

(q) Powers of Attorney. Powers of Attorney of the Registrant (and a Certificate with respect thereto) and the Trustees and Officers of the Registrant are incorporated by reference to Exhibit 23(q) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

Item 24. Control Persons. None.

Item 25. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Reference is made to Section 12 of the Distribution Agreement with Matrix Capital Group, Inc.  The Registrant has agreed to indemnify the distributor against any and all liabilities, losses, damages, claims and expenses which the distributor may incur or be required to pay in connection with any action, suit or other proceeding in which the distributor may be involved as a party or otherwise or with which the Distributor may be threatened, by reason of the offer or sale of the Fund shares prior to the effective date of the Distribution Agreement. The Registrant has agreed to indemnify the distributor, and each person who controls the distributor against any and all liabilities, losses, damages, claims and expenses, joint or several to which they, or any of them, may become insofar as such liabilities, losses, damages, claims and expenses arise out of or relate to any untrue statement or alleged untrue statement of a material fact contained in a Prospectus, Statement of Additional Information, supplement thereto, sales  literature or other written information prepared by the Fund and provided by the Fund to the distributor for the distributor's, or arise out of or relate to any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading. The distributor (or any person controlling the distributor) shall not be entitled to indemnity if the untrue statement or omission or alleged untrue statement or omission was made in reliance on information furnished in writing to the Fund by the distributor or resulted from the distributor's own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations in the performance of the Agreement.

Item 26. Activities of Investment Adviser.

Trinity Fiduciary Partners LLC, 2214 Michigan Avenue, Suite E, Arlington, Texas 76013 is a registered investment adviser.  Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-63911.  Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Dana Investment Advisors, Inc,  15800 W. Bluemound RD Suite 250 Brookfield, WI 53005-6026 is a registered investment adviser.  Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-14828.  Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 27. Principal Underwriter.

a.           Matrix Capital Group, Inc. acts as the principal underwriter to AMIDEX Funds, Congressional Effect Family of Funds, Epiphany Funds, The Parr Family of Funds and The Monteagle Funds.

b.           Information about each director and officer of Matrix Capital Group, Inc.:

Name and Address	Positions and Offices with Underwriter	Positions and Offices with Fund

Christopher Anci	President	President
David Ganley	Senior V.P.	Secretary/Treasurer
Jennifer R. Sarkany	Secretary	None

c.           Commission information will be supplied in subsequent amendments.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent, Matrix Fund Services, a division of Matrix Capital Group, Inc., at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, The Huntington National Bank, at 7 Easton Oval, Columbus, Ohio, 43219.

Item 29. Management Services. Not applicable.

Item 30. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rancho Santa Fe, State of California, on the 7th day of December, 2009.

Epiphany Funds

By: /s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Larry E. Beaver
Larry E. Beaver		Treasurer (Principal Financial Officer/ Principal Accounting Officer)

Robert J. Mitchell*		Trustee

Dr. William R. Reichenstein*		Trustee

Kenneth Dalton		Trustee

Samuel J. Saladino, III*		President (Chief Executive Officer) and Trustee

	*By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser Attorney-in-Fact December 7, 2009

Index

1. Consent of Counsel	EX-99.23.i